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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5550

The Alger American Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

Alger American Growth Portfolio | Alger American SmallCap Growth Portfolio | Alger American Income and Growth Portfolio | Alger American Balanced Portfolio | Alger American MidCap Growth Portfolio | Alger American Capital Appreciation Portfolio | Alger American SmallCap and MidCap Growth Portfolio |

THE ALGER AMERICAN FUND

A pooled funding vehicle for:

• variable annuity contracts

• variable life insurance policies

• qualified pension plans

• qualified retirement plans

SEMI-ANNUAL REPORT

June 30, 2008
(Unaudited)

Table Of Contents

THE ALGER AMERICAN FUND

Letter to Our Shareholders	1

Portfolio Highlights	7

Portfolio Summary	14

Schedules of Investments	15

Statements of Assets and Liabilities	48

Statements of Operations	49

Statements of Changes in Net Assets	50

Financial Highlights	52

Notes to Financial Statements	59

Additional Information	70

Dear Shareholders,  July 25, 2008

Typically, halfway through the fiscal year is not the time to start making predictions. Those often rose-tinged foresights are usually better saved for year-end when the turbulence and froth of a hectic year have begun to settle down and investors have started to relax in an atmosphere of seasonal and consumer-driven glad tidings.

However, finding any reason to relax at our previous fiscal year-end has proved difficult. Following one of the strongest growth-driven markets in years — with the Dow Jones Industrial Averagei spending several days above 14,000 — the end of 2007 saw the equity markets decline, fueled by the subprime debacle, continued housing problems and concerns regarding the effects this may have on the broader economy. Only during brief rallies in March and April, and then again in July, as of this writing, did the market give hints that the fallout may be beginning to subside, providing investors with much needed breathing room.

So, while we remain cautious about making broad predictions for the next six months, we feel optimistic enough to reflect on why we think the recent downturn may actually provide investors with an opportunity to take advantage of what we are calling an "if only" market.

First Quarter Blues

The first half of 2008 was remarkably painful in the markets, both in the U.S. and globally. Fallout from the subprime mess touched almost every aspect of the economy, and reached well beyond the financial sector. The ongoing sell-off has happened rapidly and few names or investors escaped unscathed.

Without question, economic data through June was almost completely grim: in January, an anemic jobs report showed the first contraction (-17,000) of the labor force since 2003, with the unemployment rate spiking at 5.5% by June. First quarter GDP growth showed the economy expanding at 0.9% on the strength of U.S. exports thanks to a weak U.S. dollar. And by June 30, 2008, the market had tested its lows for the year, with the Dow reaching 11346.51 on June 29, and the S&P 500 Indexii at 11740.15 on March 10.

As we have said, whether the economy as a whole has officially entered a statistical recession or not seems beside the point. A significant majority of the American public — not to mention investors abroad — believe that it has, with investors feeling a significant psychological impediment to the aggressive devil-may-care spending of years past. Perception — particularly in the first quarter of 2008 — dictated that Wall Street earnings expectations were unrealistically high, with growth likely to be minimal to non-existent this year.

Now, at the halfway mark of the fiscal year, it would be presumptuous to imply that the pain experienced during the first half of the year is over. Indeed, since Bear Stearns' meltdown, we've seen a succession of financial institution troubles — from Citi to Fannie Mae and Freddie Mac to Merrill Lynch and Wachovia's current multi-billion write down. But despite the pain and froth, we remain convinced of the positives, particularly concerning growth equity investing. Contrary to most financial headlines, stocks and the economy do not necessarily move in sync. Excluding the Financial sector, corporate balance sheets are as stable and clean as they have ever been, with little debt and lots of cash. And we believe the equity markets have already priced in most negative economic scenarios. In our opinion, years from now, today's market may be seen as one of the great "if only" markets: a missed opportunity for those who withdrew and have yet to re-enter, and a boom time for those who have returned or "stuck it out."

The "If Only" Market

What exactly is an "if only" market? It is a market looked back upon wistfully by those not in it, who mutter to themselves, "If only I had known then what I know now, I would have bought, bought, and bought some more." And then they sigh, and say even more quietly, "If only..."

This is not a call on the next few months. The markets may even "violate" the lows of June and continue to move downward. However, in our view, the markets have been witnessing an exceptionally intense financial crisis unfolding in the context of a softening domestic economy. Unlike previous crises, however, we believe the present issues are offset by a climate of global strength that benefits the earnings potential of many U.S.-listed companies. It is also occurring in a world awash in liquidity and where interest rates remain historically low.

Typically, in periods of market flight, it is rare for growth managers to do particularly well, especially when the selling is not based on weak fundamentals. However, stock declines notwithstanding, the composition of many of our portfolios suggest strong earnings and revenue growth, certainly when compared to the S&P 500, as well as price-to-earnings-growth ratios that are quite reasonable.

Investors discounting the possibility of future growth — a typical reaction in negative markets — have themselves created buying opportunities. Some companies we follow have sold off as much as 30% or more with forward earnings still looking to be above 20%. In many cases, that leads to buy points for growth stocks at unusually low prices.

Our research has shown us that investors who immediately invested after significantly down periods fared considerably better than investors who waited to invest only after returns had already improved or enough time for the "markets to stabilize" had passed. So, it's quite possible that, years from now, the second half of 2008 may be viewed as that tremendous period in which to have invested, leaving many investors saying, "If only I had gotten in then."

In Summary

There may still be continued fallout in the credit markets; the U.S. economy may remain weak or even contract in the coming months, but the long-term investing climate for stocks strikes us as extremely favorable given global profit growth, reasonable valuations, and signs that not all areas of the U.S. economy are impacted by the double blows of the housing crisis and credit crunch. To reiterate, we firmly believe that years from now, the present time could be seen as one of the great "if only" markets, a time when the stocks of quality growth companies could be purchased at deep discounts to deliver returns that most investors dream of but never quite attain.

Respectfully submitted,

Daniel C. Chung
Chief Investment Officer

Portfolio Matters

Alger American LargeCap Growth Portfolio

Prior to July 1, 2008, the Portfolio's name was The Alger American Growth Portfolio.

The Alger American LargeCap Growth Portfolio returned -12.85% for the six months ending June 30, 2008, compared with a return of -9.06% for the Russell 1000 Growth Indexiii.

In the Information Technology sector, the Portfolio, at an average weight of 29.94%, was overweight compared to the benchmark and outperformed despite a decidedly down market for tech stocks. Strong performers included Take-Two Interactive Software, Inc., a leading developer and distributor of video and computer games; Broadcom Corporation, a supplier of integrated circuits; and internet search engine, Yahoo! Inc. In this sector, the Portfolio saw detractors from MEMC Electronic Materials, Inc., a leading global supplier of silicon wafers to the semiconductor industry; Microsoft Corp.; and Apple, Inc.

At an average weight of 15.37%, the Portfolio was slightly overweight the benchmark, but outperformed in the Health Care sector. Leading contributors included Zimmer Holdings, Inc., a world leader in orthopedics and joint replacement solutions; Celgene Corp., a biopharmaceutical company developing innovative cancer therapies; and Genentech, Inc., one of the founding companies of the biotechnology industry. Less impressive performance was seen from Inverness Medical Innovations, Inc., a manufacturer of women's health products, and the pharmaceutical distributors Merck & Co., Inc., and Schering-Plough Corp.

At an average weight of 11.35%, the Portfolio was underweight the benchmark in the Industrials sector but outperformed. Fluor Corporation, an engineering, construction, and maintenance services organization; McDermott International, Inc., a leading worldwide energy services company; and FTI Consulting, Inc., a global business advisory firm, were the key performers in this sector. Detractors included BE Aerospace, Inc., a prominent manufacturer of cabin interior products for commercial aircraft; Boeing, Inc. the world's leading aerospace company; and General Electric Co.

In the Consumer Discretionary sector, at an average weight of 10.00%, the Portfolio was underweight and underperformed the benchmark. The Portfolio was negatively impacted by a steep drop in GPS device manufacturers due to a bidding war between competitors TomTom N.V. and Garmin, Ltd., as well as worries about intensifying competition from cell phones. MGM MIRAGE resorts was also a significant detractor. The Portfolio did see solid contributions from Coach, Inc., and DreamWorks Animation SKG, Inc.

Alger American SmallCap Growth Portfolio

Prior to May 1, 2008, the Portfolio's name was The Alger American Small Capitalization Portfolio.

For the six months ending June 30, 2008, The Alger American SmallCap Growth Portfolio returned -15.76% compared to the Russell 2000 Growth Indexiv, which returned -8.92%.

In the Information Technology sector, the Portfolio, at an average weight of 26.05%, was overweight compared to the benchmark and underperformed. While the Portfolio saw solid contributions from Microsemi Corp., a manufacturer of high performance silicon and silicon carbide semiconductors, and software manufacturer Solera Holdings, Inc., they were not enough to offset weaker performance from Synchronoss Technologies, Inc., a provider of on-demand transaction management solutions; Tessera Technologies, Inc., a manufacturer of miniaturization technologies for the electronics industry; and DealerTrack Holdings, Inc., a provider of on-demand software and data solutions for the U.S. automotive industry.

At an average weight of 16.25%, the Portfolio was underweight but outperformed the benchmark in Health Care despite an increasingly difficult market. The Portfolio saw particularly strong performance from Illumina, Inc., a developer of genomic and proteomic analysis tools, and pharmaceutical screening applications; Psychiatric Solutions, Inc., a provider of behavioral health programs to children and adults; and Acorda Therapeutics, Inc., a developer of therapeutic solutions to restore neurological functions. In this sector, the Portfolio saw less prominent performance within the biotech area from Onyx Pharmaceuticals, Inc., a developer of cancer treatments based on a molecular understanding of cancer; OMRIX Pharmaceuticals, Inc., a leading developer of biosurgical and immunotherapy products; and, in equipment and supplies, from Inverness Medical Innovations, Inc., a manufacturer of women's health, cardiology, and infectious disease products.

At an average weight of 15.29%, the Portfolio was underweight and underperformed the benchmark in the Industrials sector despite solid performance from FTI Consulting, Inc., and Bucyrus International, Inc., a world leader in the manufacture of draglines, drills, and shovels for the surface-mining industry. In this sector, the Portfolio saw major detractors in URS Corporation, one of the world's largest engineering-design services firms; AirTran Holdings, the company that owns and operates the low-cost AirTran Airways; and BE Aerospace, Inc.

In the Consumer Discretionary sector, the Portfolio, at an average weight of 13.72%, was underweight the benchmark but outperformed. Top performers in this sector were Central European Distribution Corp., a distributor of alcoholic and non-alcoholic beverages; Phillips-Van Heusen Corp., owner of one of America's most successful apparel brands; and Corinthian Colleges, Inc., a California corporation that manages for-profit colleges in the U.S. and Canada. Detractors included Life Time Fitness, Inc., a national chain of fitness centers; Iconix Brand Group, Inc., a distributor of leisure and fashion footwear; and Bally Technologies, Inc., a manufacturer of gaming machines and computerized monitoring systems.

Alger American Income and Growth Portfolio

The Alger American Income and Growth Portfolio returned -13.07% for the six months ending June 30, 2008, compared to the Russell 3000 Growth Indexv return of -9.05%.

The Portfolio's largest sector exposure was in the Industrials sector. At an average weight of 15.76%, the Portfolio was overweight and underperformed the benchmark. Detractors included Boeing, Inc., the world's leading aerospace company; Oshkosh Corporation, a manufacturer of trucking and specialty vehicles worldwide; and General Electric Co. The Portfolio did see some strong contributors in this sector from Waste Management, Inc., a comprehensive waste and environmental services company; UTi Worldwide, Inc., an international freight and supply chain management services company; and FTI Consulting, Inc.

Information Technology, at an average weight of 15.01%, was underweight the benchmark and outperformed it. Top performers in this sector included Qualcomm, Inc., a global provider of integrated wireless applications and services; Take-Two Interactive Software, Inc.; and Apple, Inc. Less prominent performers in this sector included Tessera Technologies, Inc., Microsoft Corp., and Google, Inc.

Portfolio holdings in the Financial sector, at an average weight of 12.88%, were overweight the benchmark and underperformed. Despite an extremely difficult sector, the Portfolio saw steady performance from New York Community Bancorp, Inc., the fifth largest savings and loan association in the U.S., and the real estate investment trusts, Digital Realty Trust, Inc., and Dupont Fabros Technology, Inc. However, the Portfolio suffered lesser performance from Bank of America Corp., Wachovia Corp., and Nymex Holdings, Inc.

In the Health Care sector, at an average weight of 12.21%, the Portfolio was underweight the benchmark and outperformed. In this sector, the Portfolio saw strong contributions from pharmaceuticals and biotechnology. Pharma contributors included Teva Pharmaceutical Industries, Ltd., and Barr Pharmaceuticals, Inc. The biotech firm Genentech, Inc. also did well. Weaker performers included UnitedHealth Group, Inc., a leader in the health and well-being industry, and the pharmaceutical company Merck & Co., Inc.

Our holdings in the Industrials sector, at an average weight of 11.69%, were slightly underweight but outperformed the benchmark. Significant performers in this sector were General Dynamics Corp., the sixth largest defense contractor in the world; McDermott International, Inc., a leading worldwide energy services company; and First Solar, Inc. In this sector, detractors included Boeing, Inc., and General Electric Co.

Alger American Balanced Portfolio

The Alger American Balanced Portfolio returned -8.85% for the six months ending June 30, 2008, compared to the Russell 1000 Growth Index, which returned -9.06%.

Short-term rates fell dramatically over the first half of 2008 on the heels of aggressive Fed easing, producing a much steeper U.S. yield curve with three-month Treasury Bill yields falling to 1.73% and two-year Treasury yields falling to 2.15%. In March, U.S. investment grade spreads reached levels not seen since 2002, illustrating the extremes that investors have encountered thus far this year. Investment grade corporate spreads have narrowed since but remain wider than the April, 2008 rally lows.

At an average weight of 27.94%, the Portfolio was overweight and outperformed the benchmark in Information Technology. Top performers in this sector included Qualcomm, Inc., a global provider of integrated wireless applications and services; Symantec Corp., an international security and information management software company; and Take-Two Interactive Software, Inc. Lackluster performers in this sector included Microsoft Corp., Google, Inc., and Apple, Inc.

In the Health Care sector, at an average weight of 16.83%, the Portfolio was overweight the benchmark and underperformed. Less than satisfactory performers included Hologic, Inc., a manufacturer of proprietary x-ray systems; UnitedHealth Group, Inc., and Inverness Medical Innovations, Inc. In this sector, the Portfolio did see stronger contributions in health care equipment and supplies from Covidien Ltd., one of the largest healthcare devices and supplies companies worldwide, and Zimmer Holdings, Inc.

Portfolio holdings in the Consumer Discretionary category, at an average weight of 11.60%, were overweight the benchmark and underperformed. Despite contributions from Comcast Corp. and DreamWorks Animation SKG, Inc., the Portfolio suffered lackluster performance from IAC/InterActiveCorp., the world's leading multi-brand interactive commerce company, TomTom N.V., and MGM MIRAGE.

Our holdings in the Industrials sector, at an average weight of 11.57%, were underweight the benchmark and outperformed. Significant performers in this sector were Cummins, Inc., a manufacturer of diesel and natural gas engines; McDermott International, Inc., a leading worldwide energy services company; and FTI Consulting, Inc. In this sector, detractors included Boeing, Inc., 3M Co., and General Electric Co.

The fixed income portion of the Alger American Balanced Portfolio returned -0.44% for the six months ended June 30, 2008, versus the Lehman Brothers Government/Credit Bond Indexvi return of 0.98%. As of June 30, 2008, 34% of the fixed income portion of the Portfolio was in corporate securities, 34% in Mortgage/ABS, 16% in Treasuries, 9% in Agencies, and 7% in cash.

Alger American MidCap Growth Portfolio

For the six months ending June 30, 2008, the Alger American MidCap Growth Portfolio returned -15.94%, compared to the Russell MidCap Growth Indexvii with a return of -6.81%.

The Portfolio, at an average weight of 24.82%, had a significant exposure in Information Technology. This weighting was overweight the benchmark and marginally underperformed. Despite good performance from Research In Motion, Ltd., Broadcom Corp., and Take-Two Interactive Software, Inc., the Portfolio showed less than satisfactory returns from Tessera Technologies, Inc., DealerTrack Holdings, Inc., and Apple, Inc.

At an average weight of 13.71%, the Portfolio was overweight the benchmark in the Health Care sector, and underperformed. Significant detractors included Metabolix, Inc., a biotech manufacturer of sustainable, environmentally friendly plastics and chemicals, Hologic, Inc., and Inverness Medical Innovations, Inc. Stronger contributors in this sector came from the biotech company, Celgene Corp.; PAREXEL International Corp., a leading pharmaceutical services organization; and Psychiatric Solutions, Inc.

The Portfolio was underweight the benchmark, at an average weight of 13.29%, in the Industrials sector but outperformed. Strong contributors included Vestas Wind Systems A/S, a Danish company that manufactures wind turbines, Fluor Corporation, and FTI Consulting, Inc. The Portfolio did have less prominent performers in this sector, including Shaw Group, Inc., an engineering company focused on piping, energy, and nuclear power, BE Aerospace Inc., and JA Solar Holdings Co., Ltd.

In the Energy sector, the Portfolio, at an average weight of 13.15%, was slightly underweight the benchmark and underperformed. The Portfolio suffered lackluster performance from Diamond Offshore Drilling, Inc., a leading deepwater drilling contractor, and from energy companies Petrobank Energy & Resources, Ltd., and Uranium One, Inc. However, the Portfolio did see some strong performance in this sector from National Oilwell Varco, Inc., a leading oil and gas drilling company, and Weatherford International Ltd., a provider of oilfield services equipment.

Alger American Capital Appreciation Portfolio

Prior to May 1, 2008, the Portfolio's name was The Alger American Leveraged AllCap Portfolio.

Alger American Capital Appreciation Portfolio returned -13.25% for the six months ending June 30, 2008, compared to the Russell 3000 Growth Index return of -9.05%.

Information Technology represented an average weight of 29.68% of the Portfolio's holdings, an overweight to the benchmark, and outperformed with contributions from NCR Corp., a technology company specializing in financial processing products, Research in Motion, Ltd., and Broadcom Corp. Holdings with weaker performance in this sector included Tessera Technologies, Inc., Google, Inc., and Apple, Inc.

In the Health Care sector, the Portfolio, at an average weight of 16.26%, was overweight compared to the benchmark and underperformed. The Portfolio saw lower returns in this sector from insurance provider Aetna, Inc., Hologic, Inc., and Inverness Medical Innovations, Inc. Offsetting stronger performers included Baxter International, Inc., a global health care company specializing in bioscience, medication delivery and renal products; Illumina, Inc.; and Celgene Corp.

At an average weight of 11.37%, the Portfolio was underweight the benchmark in the Industrials sector and underperformed. The Portfolio suffered substandard performance from Oshkosh Corporation, JA Solar Holdings Co., Ltd., and BE Aerospace Inc. In balance, stronger performers included Terex Corp., a manufacturer of trucks and hydraulic mining excavators, and Quanta Services, Inc., a provider of construction and technology services for the gas pipeline industry.

At an average weight of 10.19%, the Portfolio was underweight the benchmark in the Consumer Discretionary sector and underperformed. While the Portfolio had promising returns from Deckers Outdoor Corp. and Dreamworks Animation SKG, Inc., it could not withstand lesser performers, including American Apparel, Inc., the largest clothing manufacturer in the U.S., TomTom N.V., and Bally Technologies, Inc.

Alger American SmallCap and MidCap Growth Portfolio

The inception date of the Alger American SmallCap and MidCap Growth Portfolio was January 2, 2008.

Alger American SmallCap and MidCap Growth Portfolio returned -17.50% for the period from January 2, 2008 through June 30, 2008, compared to the Russell 2500 Growth Indexviii return of -7.86%.

In the Information Technology sector, the Portfolio, at an average weight of 23.66%, was overweight the benchmark and underperformed with lackluster performance from Omniture, Inc., a leader in online business optimization services; PROS Holdings, Inc., a provider of pricing and revenue optimization software; and DealerTrack Holdings, Inc. The Portfolio did see stronger returns from ON Semiconductor Corp., a provider of semiconductor components; Microsemi Corp.; and Solera Holdings, Inc.

The Portfolio's holdings in the Health Care sector, at an average weight of 16.15%, were underweight the benchmark but outperformed with solid contributors, including PAREXEL International Corp., a leading bio-pharmaceutical services organization; Illumina, Inc.; and Acorda Therapeutics, Inc. Detractors were primarily in health care equipment and supplies, including Intuitive Surgical, Inc., a developer of surgical robotics; Power Medical Interventions, Inc., a manufacturer of surgical applications; and Hologic, Inc.

The Portfolio, at an average weight of 15.68%, was underweight the benchmark in the Consumer Discretionary sector, but outperformed with contributions from ITT Educational Services, Inc., a provider of technology-oriented programs of study; Darden Restaurants, Inc., a multi-brand restaurant operator, including the Olive Garden and Red Lobster brands; and Central European Distribution Corp. Less prominent performance in this sector came from Iconix Brand Group, Inc., a designer, marketer, and distributor of leisure and fashion footwear; Focus Media Holdings Ltd., the largest outdoor TV advertising network in China; and Life Time Fitness, Inc., a national chain of fitness centers.

In the Industrials sector, the Portfolio, with an average weight of 14.32%, was underweight the benchmark and underperformed it. Despite strong contributions from FTI Consulting, Inc., and Bucyrus International, Inc., the Portfolio was weighed down by detractors, including AirTran Holdings, Inc., and BE Aerospace, Inc.

i   The Dow Jones Industrial Average is an index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. It is frequently used as a general measure of stock market performance.

ii  Standard & Poor's 500 Index is an index of the 500 largest and most profitable companies in the United States.

iii   The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

iv   The Russell 2000 Growth Index is an unmanaged index designed to measure the performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

v   The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

vi  Lehman Brothers Government/Credit Bond Index is an index designed to track performance of government and corporate bonds.

vii  The Russell Midcap Growth Index is an unmanaged index designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

viii  The Russell 2500 Growth Index is an unmanaged index designed to measure the performance of the 2500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

Investors can not invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless proceeded or accompanied by an effective prospectus for the Fund. Fund performance returns represent the annual period return of Class O shares prior to the deduction of any sales charges. The performance data quoted represents past performance, which is not an indication or guarantee of future results. The investment return and principal value of an investment in a portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the Fund's management in this report are as of the date of the shareholder letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Any securities mentioned should be considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a portfolio and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedule of Investments for each portfolio which is included in this report for a complete list of portfolio holdings as of June 30, 2008. Securities mentioned in the shareholder letter, if not found in the Schedule of Investments, were held by the Fund during the Fund's semi-annual reporting period.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Funds that invest in fixed-income securities, such as the Balanced Portfolio, are subject to the fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall. These portfolios are also subject to the risk of a decline in the value of the portfolio's securities in the event of an issue's falling credit rating or actual default. Funds that participate in leveraging, such as the Alger American Capital Appreciation Portfolio, and Alger American SmallCap and MidCap Growth Portfolio are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed. For a more detailed discussion of the risks associated with a Fund, please see the Fund's Prospectus.

Mutual Fund portfolios are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks, including possible loss of the principal amount invested.

Before investing, carefully consider the Fund's investment objective, risks, charges and expenses. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at (800) 992-3863, or visiting our website at www.alger.com, or contacting the Fund's distributor, Fred Alger & Company, Incorporated, 111 Fifth Avenue, New York 10003. Member NYSE, SIPC. Read the prospectus carefully before investing.

ALGER AMERICAN GROWTH PORTFOLIO

Portfolio Highlights Through June 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Growth Class O shares and the Russell 1000 Growth Index for the ten years ended June 30, 2008. Figures for the Alger American Growth Class O shares and the Russell 1000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON THROUGH JUNE 30, 2008

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 1/9/89) Russell 1000 Growth Index	(5.10)% (5.96)%	8.49% 7.33%	3.26% 0.96%	11.69% 9.72%
Class S (Inception 5/1/02) Russell 1000 Growth Index	(5.32)% (5.96)%	8.22% 7.33%	— —	4.09% 4.32%

The performance data quoted represent past performance, which is not an indication or a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, visit us at www.alger.com, or call us at (800) 254-3797.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO

Portfolio Highlights Through June 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American SmallCap Growth Class O shares and the Russell 2000 Growth Index for the ten years ended June 30, 2008. Figures for both the Alger American SmallCap Growth Class O shares and the Russell 2000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American SmallCap Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON THROUGH JUNE 30, 2008

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 9/21/88) Russell 2000 Growth Index	(12.35)% (10.82)%	14.78% 10.37%	2.44% 2.80%	10.63% 7.39%
Class S (Inception 5/1/02) Russell 2000 Growth Index	(12.59)% (10.82)%	14.50% 10.37%	— —	9.25% 5.86%

The performance data quoted represent past performance, which is not an indication or a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, visit us at www.alger.com, or call us at (800) 254-3797.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the Portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

Portfolio Highlights Through June 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Income and Growth Class O shares and the Russell 1000 Growth Index for the ten years ended June 30, 2008. Figures for the Alger American Income and Growth Class O shares and the Russell 1000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends.

PERFORMANCE COMPARISON THROUGH JUNE 30, 2008

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 11/15/88) Russell 1000 Growth Index	(12.42)% (5.96)%	6.01% 7.33%	3.48% 0.96%	8.99% 9.84%

The performance data quoted represent past performance, which is not an indication or a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, visit us at www.alger.com, or call us at (800) 254-3797.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN BALANCED PORTFOLIO

Portfolio Highlights Through June 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American Balanced Class O shares, the Russell 1000 Growth Index, and the Lehman Brothers Government/Credit Bond Index for the ten years ended June 30, 2008. Figures for the Alger American Balanced Class O shares, the Russell 1000 Growth Index (an unmanaged index of common stocks), and the Lehman Brothers Government/Credit Bond Index (an unmanaged index of government and corporate bonds), include reinvestment of dividends and/or interest. Performance for the Alger American Balanced Class S shares will vary from the results shown above due to differences in expenses that class bears and cash flows to that share class.

PERFORMANCE COMPARISON THROUGH JUNE 30, 2008

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 9/5/89) Russell 1000 Growth Index Lehman Brothers Gov't/Credit Bond Index	(4.13)% (5.96)% 7.23%	5.52% 7.33% 3.58%	5.79% 0.96% 5.68%	8.34% 8.57% 7.16%
Class S (Inception 5/1/02) Russell 1000 Growth Index Lehman Brothers Gov't/Credit Bond Index	(4.36)% (5.96)% 7.23%	5.70% 7.33% 3.58%	— — —	4.82% 4.32% 5.27%

The performance data quoted represent past performance, which is not an indication or a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, visit us at www.alger.com, or call us at (800) 254-3797.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Portfolio Highlights Through June 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American MidCap Growth Class O shares and the Russell Midcap Growth Index for the ten years ended June 30, 2008. Figures for the Alger American MidCap Growth Class O shares and the Russell Midcap Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American MidCap Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON THROUGH JUNE 30, 2008

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 5/3/93) Russell Midcap Growth Index	(4.41)% (6.43)%	12.69% 12.32%	8.64% 5.64%	13.70% 9.89%
Class S (Inception 5/1/02) Russell Midcap Growth Index	(4.68)% (6.43)%	12.41% 12.32%	— —	8.37% 8.52%

The performance data quoted represent past performance, which is not an indication or a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, visit us at www.alger.com, or call us at (800) 254-3797.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

Portfolio Highlights Through June 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American Capital Appreciation Class O shares and the Russell 3000 Growth Index for the ten years ended June 30, 2008. Figures for the Alger American Capital Appreciation Class O shares and the Russell 3000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for Alger American Capital Appreciation Class S shares will vary from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON THROUGH JUNE 30, 2008

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
CLASS O (INCEPTION 1/25/95) Russell 3000 Growth Index	0.73% (6.38)%	13.85% 7.55%	7.97% 1.07%	14.71% 7.96%
CLASS S (INCEPTION 5/1/02) Russell 3000 Growth Index	0.47% (6.38)%	13.56% 7.55%	— —	8.57% 4.43%

The performance data quoted represent past performance, which is not an indication or a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, visit us at www.alger.com, or call us at (800) 254-3797.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO

Portfolio Highlights Through June 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American SmallCap and MidCap Growth Class O shares and the Russell 2500 Growth Index for the period January 2, 2008, the inception date of the Alger American SmallCap and MidCap Growth Portfolio, through June 30, 2008. Figures for both the Alger American SmallCap and MidCap Growth Class O shares and the Russell 2500 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends.

PERFORMANCE COMPARISON THROUGH JUNE 30, 2008

AVERAGE ANNUAL TOTAL RETURNS

SINCE INCEPTION
Class O (Inception 1/2/08) Russell 2500 Growth Index	(17.50)% (7.86)%

The performance data quoted represent past performance, which is not an indication or a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, visit us at www.alger.com, or call us at (800) 254-3797.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the Portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

THE ALGER AMERICAN FUND

Portfolio Summary*

June 30, 2008 (Unaudited)

SECTORS	AMERICAN GROWTH PORTFOLIO	AMERICAN SMALLCAP GROWTH PORTFOLIO	AMERICAN INCOME AND GROWTH PORTFOLIO	AMERICAN MIDCAP GROWTH PORTFOLIO	AMERICAN CAPITAL APPRECIATION PORTFOLIO	AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO
Consumer Discretionary	12.1%	11.9%	12.5%	14.2%	7.3%	13.4%
Consumer Staples	12.9	2.4	12.9	3.0	5.1	2.4
Energy	12.5	14.6	13.3	17.2	15.7	14.5
Financials	6.7	4.0	12.5	9.2	6.0	6.4
Health Care	10.6	17.4	12.0	10.0	13.7	16.9
Industrials	11.1	14.0	13.5	11.9	11.2	12.8
Information Technology	27.6	26.7	12.6	24.0	30.0	21.8
Materials	4.4	3.2	3.5	5.7	5.3	4.3
Telecommunication Services	1.2	2.7	5.3	1.1	0.0	2.6
Utilities	0.0	1.4	1.0	2.0	0.0	1.3
Cash and Net Other Assets	0.9	1.7	0.9	1.7	5.7	3.6
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

SECTORS/SECURITY TYPES	AMERICAN BALANCED PORTFOLIO
Consumer Discretionary	7.9%
Consumer Staples	8.0
Energy	6.6
Financials	5.3
Health Care	9.2
Industrials	7.4
Information Technology	16.1
Materials	1.0
Telecommunication Services	0.9
Total Common Stocks	62.4%
Corporate Bonds	18.4%
Agency Bonds	9.7
U.S. Treasury Bonds	5.9
Total Bonds	34.0%
Cash and Net Other Assets	3.6%
100.0%

*  Based on net assets for each Portfolio.

THE ALGER AMERICAN FUND | ALGER AMERICAN GROWTH PORTFOLIO

Schedule of Investments (Unaudited) June 30, 2008

COMMON STOCKS—99.1%	SHARES	VALUE
ADVERTISING—.6%
Focus Media Holding Ltd.*#	100,800	$2,794,176
AEROSPACE & DEFENSE—5.5%
BE Aerospace Inc.*	181,300	4,222,477
Boeing Co.	119,950	7,883,114
General Dynamics Corp.	103,000	8,672,600
Lockheed Martin Corp.	45,300	4,469,298
		25,247,489
AIR FREIGHT & LOGISTICS—1.1%
United Parcel Service Inc., Cl B	81,500	5,009,805
ALUMINUM—.8%
Alcoa Inc.	104,800	3,732,976
APPLICATION SOFTWARE—.7%
Intuit Inc.*	124,700	3,437,979
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
AllianceBernstein Holding LP	47,700	2,608,236
Invesco Ltd.	82,500	1,978,350
		4,586,586
BIOTECHNOLOGY—1.1%
Genentech Inc.*	67,900	5,153,610
CASINOS & GAMING—1.1%
MGM Mirage*	154,200	5,225,838
COAL & CONSUMABLE FUELS—.5%
Uranium One Inc.*	506,325	2,395,506
COMMUNICATIONS EQUIPMENT—5.4%
Cisco Systems Inc.*	322,650	7,504,839
Nokia OYJ#	134,300	3,290,350
QUALCOMM Inc.	140,750	6,245,078
Research In Motion Ltd.*	67,100	7,843,990
		24,884,257
COMPUTER & ELECTRONIC RETAIL—.4%
Best Buy Co., Inc.	47,000	1,861,200
COMPUTER HARDWARE—4.5%
Apple Inc.*	81,050	13,571,012
Hewlett-Packard Co.	155,600	6,879,076
		20,450,088
COMPUTER STORAGE & PERIPHERALS—1.4%
EMC Corp.*	429,500	6,309,355
CONSTRUCTION & FARM MACHINERY—1.7%
Deere & Co.	106,800	7,703,484
CONSUMER ELECTRONICS—2.1%
Garmin Ltd.	53,100	2,274,804
Harman International Industries Inc.	35,100	1,452,789
Sony Corp.#	87,800	3,840,372
TomTom NV*	67,815	1,952,075
		9,520,040
DEPARTMENT STORES—.8%
Kohl's Corp.*	93,800	3,755,752
DIVERSIFIED CHEMICALS—1.5%
EI Du Pont de Nemours & Co.	162,400	6,965,336
DIVERSIFIED METALS & MINING—.5%
Freeport-McMoRan Copper & Gold Inc.	20,973	2,457,826

THE ALGER AMERICAN FUND | ALGER AMERICAN GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DRUG RETAIL—1.7%
Walgreen Co.	244,300	$7,942,193
ELECTRICAL COMPONENTS & EQUIPMENT—.5%
First Solar Inc.*	8,900	2,428,098
FERTILIZERS & AGRICULTURAL CHEMICALS—1.5%
Monsanto Co.	32,000	4,046,080
Potash Corp. of Saskatchewan	13,300	3,039,981
		7,086,061
FOOD RETAIL—.8%
Whole Foods Market Inc.	163,800	3,880,422
HEALTH CARE EQUIPMENT—2.4%
Hologic Inc.*	267,200	5,824,960
St. Jude Medical Inc.*	133,200	5,445,216
		11,270,176
HEALTH CARE SERVICES—1.7%
Quest Diagnostics Inc.	111,200	5,389,864
Inverness Medical Innovations Inc.*	74,800	2,481,116
		7,870,980
HOME ENTERTAINMENT SOFTWARE—1.2%
Nintendo Co., Ltd.#	76,525	5,405,229
HOUSEHOLD PRODUCTS—1.6%
Procter & Gamble Co.	123,650	7,519,157
INDUSTRIAL CONGLOMERATES—2.3%
General Electric Co.	184,000	4,910,960
McDermott International Inc.*	95,000	5,879,550
		10,790,510
INTEGRATED OIL & GAS—4.3%
ConocoPhillips	64,100	6,050,399
Exxon Mobil Corp.	114,500	10,090,885
Hess Corp.	30,300	3,823,557
		19,964,841
INTEGRATED TELECOMMUNICATION SERVICES—1.2%
Verizon Communications Inc.	160,600	5,685,240
INTERNET RETAIL—2.6%
Amazon.com Inc.*	55,200	4,047,816
IAC/InterActiveCorp.*	413,700	7,976,136
		12,023,952
INTERNET SOFTWARE & SERVICES—5.2%
Alibaba.com Corp.*	1,330,100	1,876,395
eBay Inc.*	284,800	7,783,584
Google Inc., Cl. A*	27,250	14,344,945
		24,004,924
INVESTMENT BANKING & BROKERAGE—.7%
Morgan Stanley	84,700	3,055,129
IT CONSULTING & OTHER SERVICES—.9%
Cognizant Technology Solutions Corp., Cl. A*	121,400	3,946,714
MOVIES & ENTERTAINMENT—1.4%
Viacom Inc., Cl. B*	211,300	6,453,102
OIL & GAS DRILLING—1.5%
Transocean Inc.*	44,100	6,720,399

THE ALGER AMERICAN FUND | ALGER AMERICAN GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—5.3%
National Oilwell Varco Inc.*	49,700	$4,409,384
Schlumberger Ltd.	155,750	16,732,222
Weatherford International Ltd.*	71,300	3,535,767
		24,677,373
OIL & GAS REFINING & MARKETING—.8%
Valero Energy Corp.	93,200	3,837,976
PHARMACEUTICALS—5.4%
Abbott Laboratories	53,700	2,844,489
Johnson & Johnson	115,100	7,405,534
Merck & Co., Inc.	176,300	6,644,747
Shire Ltd.#	57,600	2,829,888
Teva Pharmaceutical Industries Ltd.#	109,600	5,019,680
		24,744,338
PUBLISHING—2.1%
EW Scripps Co., Cl. A	237,500	9,865,750
RESTAURANTS—1.0%
Starbucks Corp.*	284,000	4,470,160
SEMICONDUCTOR EQUIPMENT—1.8%
MEMC Electronic Materials Inc.*	131,000	8,061,740
SEMICONDUCTORS—2.5%
Broadcom Corp., Cl. A*	125,400	3,422,166
Intel Corp.	252,155	5,416,289
NVIDIA Corp.*	148,700	2,783,664
		11,622,119
SOFT DRINKS—6.0%
Coca-Cola Co.,/The	291,100	15,131,378
Hansen Natural Corp.*	87,800	2,530,396
PepsiCo Inc.	154,500	9,824,655
		27,486,429
SPECIALIZED FINANCE—5.1%
Bolsa de Mercadorias e Futuros—BM&F	8,300	71,754
Bovespa Holding SA*	263,700	3,299,359
CME Group Inc.	8,700	3,333,753
Nymex Holdings Inc.	82,700	6,986,496
NYSE Euronext	192,300	9,741,918
		23,433,280
SYSTEMS SOFTWARE—4.2%
Microsoft Corp.	698,230	19,208,307
TOBACCO—2.7%
Altria Group Inc.	268,350	5,517,276
Philip Morris International Inc.	144,750	7,149,203
		12,666,479
TOTAL COMMON STOCKS (Cost $491,542,422)		457,612,381
SHORT-TERM INVESTMENTS—1.0%	PRINCIPAL AMOUNT
TIME DEPOSITS
Wachovia London, 1.75%, 7/1/08 (Cost $4,406,013)	$4,406,013	4,406,013
Total Investments (Cost $495,948,435) (a)	100.1%	462,018,394
Liabilities in Excess of Other Assets	(0.1)	(462,657)
NET ASSETS	100.0%	$461,555,737

  *  Non-income producing security.

  #  American Depositary Receipts.

  (a)  At June 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $497,737,867 amounted to $35,719,473 which consisted of aggregate gross unrealized appreciation of $20,634,638 and aggregate gross unrealized depreciation of $56,354,111.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) June 30, 2008

COMMON STOCKS—98.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.7%
BE Aerospace Inc.*	159,400	$3,712,426
Esterline Technologies Corp.*	95,150	4,687,089
		8,399,515
AIRLINES—.2%
Airtran Holdings Inc.	519,750	1,060,290
APPAREL RETAIL—1.8%
AnnTaylor Stores Corp.*	241,500	5,786,340
Bebe Stores Inc.	331,300	3,183,793
		8,970,133
APPAREL, ACCESSORIES & LUXURY GOODS—.9%
Phillips-Van Heusen Corp.	116,250	4,257,075
APPLICATION SOFTWARE—5.8%
Ansys Inc.*	150,400	7,086,848
Concur Technologies Inc.*	114,100	3,791,543
Solera Holdings Inc.*	257,000	7,108,620
Synchronoss Technologies Inc.*	174,100	1,572,123
Taleo Corp.*	275,600	5,399,004
TIBCO Software Inc.*	485,400	3,713,310
		28,671,448
BIOTECHNOLOGY—7.2%
Acorda Therapeutics Inc.*	137,100	4,500,993
BioMarin Pharmaceutical Inc.*	167,750	4,861,395
Cepheid Inc.*	188,200	5,292,184
Cubist Pharmaceuticals Inc.*	197,300	3,523,778
InterMune Inc.*	203,600	2,671,232
Myriad Genetics Inc.*	28,000	1,274,560
OSI Pharmaceuticals Inc.*	69,500	2,871,740
Savient Pharmaceuticals Inc.*	160,400	4,058,120
United Therapeutics Corp.*	64,700	6,324,425
		35,378,427
CASINOS & GAMING—1.8%
Bally Technologies Inc.*	154,600	5,225,480
WMS Industries Inc.*	128,300	3,819,491
		9,044,971
COAL & CONSUMABLE FUELS—1.5%
International Coal Group Inc.*	334,900	4,370,445
Uranium One Inc.*	600,600	2,841,536
		7,211,981
COMMUNICATIONS EQUIPMENT—4.3%
Acme Packet Inc.*	381,200	2,958,112
Emulex Corp.*	32,900	383,285
Foundry Networks Inc.*	208,300	2,462,106
Nice Systems Ltd.*#	201,700	5,964,269
Polycom Inc.*	261,750	6,376,230
Sonus Networks Inc.*	938,300	3,208,986
		21,352,988
COMPUTER STORAGE & PERIPHERALS—1.1%
Synaptics Inc.*	142,104	5,361,583
CONSTRUCTION & ENGINEERING—2.3%
Aecom Technology Corp.*	228,700	7,439,611
URS Corp.*	96,900	4,066,893
		11,506,504

THE ALGER AMERICAN FUND | ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSTRUCTION & FARM MACHINERY—2.3%
Bucyrus International Inc.	94,600	$6,907,692
Titan Machinery Inc.*	141,600	4,434,912
		11,342,604
DATA PROCESSING AND OUTSOURCED SERVICES—3.2%
NeuStar Inc., Cl. A*	220,200	4,747,512
TeleTech Holdings Inc.*	273,300	5,455,068
VeriFone Holdings Inc.*	200,300	2,393,585
Wright Express Corp.*	131,800	3,268,640
		15,864,805
DISTILLERS & VINTNERS—1.3%
Central European Distribution Corp.*†	88,000	6,525,200
DISTRIBUTORS—1.1%
LKQ Corp.*	290,520	5,249,695
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—2.6%
FTI Consulting Inc.*	104,550	7,157,493
Geo Group Inc.,/The*	259,500	5,838,750
		12,996,243
DIVERSIFIED METALS & MINING—1.8%
Major Drilling Group International*	51,800	2,552,856
Thompson Creek Metals Co., Inc.*	327,900	6,394,050
		8,946,906
EDUCATION SERVICES—.9%
Corinthian Colleges Inc.*	389,400	4,520,933
ELECTRIC UTILITIES—1.4%
ITC Holdings Corp.	134,300	6,864,073
ELECTRICAL COMPONENTS & EQUIPMENT—.9%
JA Solar Holdings Co., Ltd.*#	265,100	4,466,935
ENVIRONMENTAL & FACILITIES SERVICES—.5%
Waste Connections Inc.*	75,400	2,407,522
FOOTWEAR—2.0%
Deckers Outdoor Corp.*	46,900	6,528,480
Iconix Brand Group Inc.*	295,200	3,566,016
		10,094,496
HEALTH CARE EQUIPMENT—3.5%
Hologic Inc.*	188,900	4,118,020
Insulet Corp.*	162,300	2,552,979
Meridian Bioscience Inc.	204,600	5,507,832
Thoratec Corp.*	308,800	5,370,032
		17,548,863
HEALTH CARE SERVICES—2.3%
Gentiva Health Services Inc.*	297,200	5,661,660
Inverness Medical Innovations Inc.*	80,800	2,680,136
Psychiatric Solutions Inc.*	75,004	2,838,151
		11,179,947
HOME ENTERTAINMENT SOFTWARE—1.2%
THQ Inc.*	289,700	5,869,322
HOUSEWARES & SPECIALTIES—.8%
Tupperware Brands Corp.	111,300	3,808,686

THE ALGER AMERICAN FUND | ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—3.5%
Actuant Corp., Cl. A	198,300	$6,216,705
Clarcor Inc.	154,200	5,412,420
RBC Bearings Inc.*	167,700	5,587,764
		17,216,889
INTEGRATED TELECOMMUNICATION SERVICES—1.2%
Cincinnati Bell Inc.*	1,429,600	5,689,808
INTERNET RETAIL—1.2%
priceline.com Inc.*	51,700	5,969,282
INTERNET SOFTWARE & SERVICES—4.3%
DealerTrack Holdings Inc.*	106,400	1,501,304
Digital River Inc.*	84,200	3,248,436
GSI Commerce Inc.*	425,500	5,799,565
Interwoven Inc.*	304,800	3,660,648
Omniture Inc.*	142,100	2,638,797
VistaPrint Ltd.*	165,900	4,439,484
		21,288,234
INVESTMENT BANKING & BROKERAGE—1.8%
FCStone Group Inc.*	67,700	1,890,861
Greenhill & Co., Inc.	90,600	4,879,716
Investment Technology Group Inc.*	70,900	2,372,314
		9,142,891
IT CONSULTING & OTHER SERVICES—.8%
SI International Inc.*	177,650	3,719,991
LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	168,250	4,971,788
LIFE SCIENCES TOOLS & SERVICES—4.4%
Bruker Corp.*	224,500	2,884,825
Icon PLC*#	71,300	5,384,576
Illumina Inc.*	72,250	6,293,698
Parexel International Corp.*	271,200	7,135,272
		21,698,371
METAL & GLASS CONTAINERS—1.4%
Silgan Holdings Inc.	136,100	6,905,714
OIL & GAS EQUIPMENT & SERVICES—6.0%
Bristow Group Inc.*	52,700	2,608,123
Cal Dive International Inc.*	424,137	6,060,918
Dril-Quip Inc.*	105,495	6,646,185
IHS Inc., Cl. A*	90,900	6,326,640
T-3 Energy Services Inc.*	100,400	7,978,788
		29,620,654
OIL & GAS EXPLORATION & PRODUCTION—6.2%
Carrizo Oil & Gas Inc.*	102,050	6,948,585
Concho Resources Inc.*	185,630	6,923,999
Mariner Energy Inc.*	199,800	7,386,606
Petrobank Energy & Resources Ltd.*	130,550	6,845,656
Petroquest Energy Inc.*	95,600	2,571,640
		30,676,486
OIL & GAS REFINING & MARKETING—.9%
CVR Energy Inc.*	222,600	4,285,050
PACKAGED FOODS & MEATS—1.1%
Hain Celestial Group Inc.*	221,850	5,209,038

THE ALGER AMERICAN FUND | ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—.1%
Pozen Inc.*	33,300	$362,304
PROPERTY & CASUALTY INSURANCE—1.1%
First Mercury Financial Corp.*	319,100	5,628,924
REGIONAL BANKS—.8%
Signature Bank*	147,700	3,804,752
REINSURANCE—.2%
Platinum Underwriters Holdings Ltd.	31,400	1,023,954
RESTAURANTS—.4%
McCormick & Schmick's Seafood Restaurants Inc.*	218,750	2,108,750
SEMICONDUCTOR EQUIPMENT—.6%
Tessera Technologies Inc.*	195,900	3,206,883
SEMICONDUCTORS—4.3%
Atheros Communications Inc.*	206,400	6,192,000
Cavium Networks Inc.*	143,900	3,021,900
Microsemi Corp.*	259,500	6,534,210
ON Semiconductor Corp.*	620,900	5,693,653
		21,441,763
TECHNOLOGY DISTRIBUTORS—1.0%
Mellanox Technologies Ltd.*	379,700	5,141,138
WIRELESS TELECOMMUNICATION SERVICES—1.5%
SBA Communications Corp.*	206,950	7,452,270
TOTAL COMMON STOCKS (Cost $453,184,427)		485,466,079
PURCHASE AGREEMENTS—.1%
OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $484,771)	16,100	570,504
SHORT-TERM INVESTMENTS—1.8%	PRINCIPAL AMOUNT
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.75%, 7/1/08 (Cost $9,108,682)	$9,108,682	9,108,682
Total Investments (Cost $462,777,880) (a)	100.1%	495,145,265
Liabilities in Excess of Other Assets	(0.1)	(650,420)
NET ASSETS	100.0%	$494,494,845

  *  Non-income producing securities.

  #  American Depositary Receipts.

  †  All or a portion of the security is segregated as collateral for securities purchased.

  (a)  At June 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $463,582,187 amounted to $31,563,078 which consisted of aggregate gross unrealized appreciation of $89,401,446 and aggregate gross unrealized depreciation of $57,838,368.

  (b)  Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $484,771.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

Schedule of Investments (Unaudited) June 30, 2008

COMMON STOCKS—97.4%	SHARES	VALUE
AEROSPACE & DEFENSE—6.4%
Boeing Co.	15,500	$1,018,660
General Dynamics Corp.	6,900	580,980
Lockheed Martin Corp.	10,800	1,065,528
United Technologies Corp.	7,250	447,325
		3,112,493
AIR FREIGHT & LOGISTICS—1.4%
FedEx Corp.	5,000	393,950
United Parcel Service Inc., Cl. B	4,550	279,688
		673,638
ALUMINUM—1.0%
Alcoa Inc.	13,150	468,403
ASSET MANAGEMENT & CUSTODY BANK—1.3%
AllianceBernstein Holding LP	11,200	612,416
BIOTECHNOLOGY—.9%
Genentech Inc.*	5,800	440,220
BREWERS—.8%
Anheuser-Busch Cos., Inc.	6,450	400,674
CASINOS & GAMING—.7%
MGM Mirage*	9,800	332,122
COMMUNICATIONS EQUIPMENT—2.2%
Cisco Systems Inc.*	20,030	465,898
Nokia OYJ#	4,450	109,025
QUALCOMM Inc.	10,850	481,414
		1,056,337
COMPUTER HARDWARE—1.9%
Apple Inc.*	2,000	334,880
Hewlett-Packard Co.	13,300	587,993
		922,873
COMPUTER STORAGE & PERIPHERALS—.8%
Seagate Technology	19,100	365,383
CONSTRUCTION & FARM MACHINERY—.5%
Oshkosh Corp.	12,000	248,280
CONSUMER ELECTRONICS—.5%
Harman International Industries Inc.	5,600	231,784
DATA PROCESSING & OUTSOURCED SERVICES—.2%
VeriFone Holdings Inc.*	6,800	81,260
DEPARTMENT STORES—.7%
Macy's Inc.	5,900	114,578
Nordstrom Inc.	7,250	219,675
		334,253
DIVERSIFIED BANKS—1.1%
Wachovia Corp.	17,800	276,434
Wells Fargo & Co.	9,900	235,125
		511,559
DIVERSIFIED CHEMICALS—1.5%
Dow Chemical Co./The	10,650	371,792
EI Du Pont de Nemours & Co.	8,300	355,987
		727,779
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—.6%
FTI Consulting Inc.*	4,400	301,224
ELECTRIC UTILITIES—1.0%
Exelon Corp.	5,450	490,282

THE ALGER AMERICAN FUND | ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—.4%
JA Solar Holdings Co., Ltd.*#	12,000	$202,200
FOOD RETAIL—.3%
Whole Foods Market Inc.	6,550	155,169
FOOTWEAR—.2%
Nike Inc., Cl. B	1,900	113,259
HEALTH CARE DISTRIBUTORS—.5%
Cardinal Health Inc.	5,100	263,058
HEALTH CARE EQUIPMENT—2.1%
Medtronic Inc.	6,950	359,662
St. Jude Medical Inc.*	7,650	312,732
Zimmer Holdings Inc.*	5,350	364,067
		1,036,461
HEALTH CARE SERVICES—1.0%
Quest Diagnostics Inc.	9,950	482,276
HOME ENTERTAINMENT SOFTWARE—1.7%
Nintendo Co., Ltd.#	8,000	565,068
Take-Two Interactive Software Inc.*	9,700	248,029
		813,097
HOME IMPROVEMENT RETAIL—1.0%
Lowe's Cos., Inc.	22,450	465,838
HOUSEHOLD PRODUCTS—1.6%
Procter & Gamble Co.	13,016	791,503
HUMAN RESOURCE & EMPLOYMENT SERVICES—.3%
Monster Worldwide Inc.*	5,950	122,629
HYPERMARKETS & SUPER CENTERS—.6%
Wal-Mart Stores Inc.	5,250	295,050
INDUSTRIAL CONGLOMERATES—3.1%
General Electric Co.	56,300	1,502,647
INDUSTRIAL MACHINERY—.8%
ITT Corp.	5,900	373,647
INDUSTRIAL REITS—.5%
DuPont Fabros Technology Inc.	13,800	257,232
INTEGRATED OIL & GAS—6.0%
Chevron Corp.	4,900	485,737
ConocoPhillips	4,200	396,438
Exxon Mobil Corp.	22,850	2,013,771
		2,895,946
INTEGRATED TELECOMMUNICATION SERVICES—5.3%
AT&T Inc.	33,200	1,118,508
Citizens Communications Co.	35,000	396,900
Verizon Communications Inc.	23,900	846,060
Windstream Corp.	15,804	195,021
		2,556,489
INTERNET RETAIL—1.2%
IAC/InterActive Corp.*	30,750	592,860
INTERNET SOFTWARE & SERVICES—2.7%
DealerTrack Holdings Inc.*	9,650	136,162
eBay Inc.*	17,350	474,176
Google Inc., Cl. A*	450	236,889
Limelight Networks Inc.*	36,850	140,767
Yahoo! Inc.*	14,795	305,665
		1,293,659

THE ALGER AMERICAN FUND | ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—1.8%
Greenhill & Co., Inc.	3,050	$164,273
Lazard Ltd., Cl. A	11,300	385,895
Morgan Stanley	9,450	340,861
		891,029
MANAGED HEALTH CARE—.6%
UnitedHealth Group Inc.	10,750	282,187
MOVIES & ENTERTAINMENT—4.6%
DreamWorks Animation SKG Inc.*	8,000	238,480
Regal Entertainment Group	58,850	899,228
Viacom Inc., Cl. B*	18,300	558,882
World Wrestling Entertainment Inc., Cl. A	32,600	504,322
		2,200,912
OFFICE REITS—.9%
Digital Realty Trust Inc.	10,300	421,373
OIL & GAS DRILLING—3.5%
Diamond Offshore Drilling Inc.	4,300	598,302
Rowan Cos., Inc.	10,150	474,513
Transocean Inc.*	4,167	635,009
		1,707,824
OIL & GAS EQUIPMENT & SERVICES—2.8%
Baker Hughes Inc.	8,000	698,720
Schlumberger Ltd.	6,050	649,952
		1,348,672
OIL & GAS REFINING & MARKETING—.7%
Valero Energy Corp.	8,750	360,325
OTHER DIVERSIFIED FINANCIAL SERVICES—1.6%
Bank of America Corp.	25,250	602,718
Citigroup Inc.	11,200	187,712
		790,430
PACKAGED FOODS & MEATS—1.5%
Kraft Foods Inc., Cl. A	25,417	723,114
PHARMACEUTICALS—6.9%
Abbott Laboratories	9,350	495,270
Barr Pharmaceuticals Inc.*	5,900	265,972
Johnson & Johnson	14,050	903,977
Merck & Co., Inc.	18,700	704,803
Pfizer Inc.	40,400	705,788
Teva Pharmaceutical Industries Ltd.#	5,300	242,740
		3,318,550
PUBLISHING—2.1%
EW Scripps Co., Cl. A	19,900	826,646
Gannett Co., Inc.	9,100	197,197
		1,023,843
REGIONAL BANKS—2.3%
Fifth Third Bancorp	11,600	118,088
M&T Bank Corp.	5,750	405,605
National City Corp.	49,150	234,445
PNC Financial Services Group Inc.	6,050	345,455
		1,103,593
RESTAURANTS—1.5%
McDonald's Corp.	7,750	435,705
Starbucks Corp.*	18,550	291,977
		727,682

THE ALGER AMERICAN FUND | ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—.5%
Maxim Integrated Products Inc.	10,650	$225,247
SOFT DRINKS—4.9%
Coca-Cola Co.,/The	23,800	1,237,124
Hansen Natural Corp.*	8,650	249,293
PepsiCo Inc.	14,000	890,260
		2,376,677
SPECIALIZED FINANCE—1.6%
CME Group Inc.	600	229,914
Nymex Holdings Inc.	5,250	443,520
NYSE Euronext	2,250	113,985
		787,419
SPECIALIZED REITS—.4%
Host Hotels & Resorts Inc.	14,700	200,655
SYSTEMS SOFTWARE—2.8%
Microsoft Corp.	48,700	1,339,737
THRIFTS & MORTGAGE FINANCE—.6%
New York Community Bancorp Inc.	15,650	279,196
TOBACCO—3.0%
Altria Group Inc.	33,500	688,760
Philip Morris International Inc.	15,900	785,301
		1,474,061
TOTAL COMMON STOCKS (Cost $51,525,443)		47,106,526
PREFERRED STOCK—1.4%
DIVERSIFIED METALS & MINING—1.0%
Freeport-McMoRan Copper & Gold Inc., 6.75%, Pfd.	2,964	497,582
THRIFTS & MORTGAGE FINANCE—.4%
Federal National Mortgage Association, 8.75%, Pfd.	5,000	191,500
TOTAL PREFERRED STOCKS (Cost $546,400)		689,082
CONVERTIBLE CORPORATE BONDS—.3%	PRINCIPAL AMOUNT
OIL & GAS DRILLING
Transocean Inc., 1.50%, 12/15/37 (Cost $125,000)	$125,000	142,813
SHORT-TERM INVESTMENTS—.8%
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.75%, 7/1/08 (Cost $374,732)	374,732	374,732
Total Investments (Cost $52,571,575) (a)	99.9%	48,313,153
Other Assets in Excess of Liabilities	0.1	59,193
NET ASSETS	100.0%	$48,372,346

  *  Non-income producing security.

  #  American Depositary Receipts.

  (a)  At June 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $52,655,771 amounted to $4,342,618 which consisted of aggregate gross unrealized appreciation of $3,805,149 and aggregate gross unrealized depreciation of $8,147,767.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO

Schedule of Investments (Unaudited) June 30, 2008

COMMON STOCKS—62.4%	SHARES	VALUE
ADVERTISING—.3%
Focus Media Holding Ltd.*#	20,100	$557,172
AEROSPACE & DEFENSE—3.1%
BE Aerospace Inc.*	26,500	617,185
Boeing Co.	26,100	1,715,292
General Dynamics Corp.	26,800	2,256,560
Lockheed Martin Corp.	12,200	1,203,652
		5,792,689
AIR FREIGHT & LOGISTICS—.8%
FedEx Corp.	7,300	575,167
United Parcel Service Inc., Cl. B	16,700	1,026,549
		1,601,716
APPLICATION SOFTWARE—.3%
Intuit Inc.*	18,300	504,530
ASSET MANAGEMENT & CUSTODY BANKS—.4%
AllianceBernstein Holding LP	9,600	524,928
Invesco Ltd.	14,200	340,516
		865,444
BIOTECHNOLOGY—.9%
Celgene Corp.*	5,900	376,833
Genentech Inc.*	18,800	1,426,920
		1,803,753
BROADCASTING & CABLE TV—.2%
Comcast Corp.	15,800	296,408
CASINOS & GAMING—.8%
International Game Technology	19,300	482,114
MGM Mirage*	29,600	1,003,144
		1,485,258
COAL & CONSUMABLE FUELS—.3%
Uranium One Inc.*	112,500	532,256
COMMUNICATIONS EQUIPMENT—2.6%
Cisco Systems Inc.*	75,700	1,760,782
Nokia OYJ#	27,800	681,100
QUALCOMM Inc.	34,400	1,526,328
Research In Motion Ltd.*	7,200	841,680
		4,809,890
COMPUTER HARDWARE—2.3%
Apple Inc.*	17,000	2,846,480
Hewlett-Packard Co.	34,400	1,520,824
		4,367,304
COMPUTER STORAGE & PERIPHERALS—.9%
EMC Corp.*	75,100	1,103,219
NetApp Inc.*	14,400	311,904
SanDisk Corp.*	12,300	230,010
		1,645,133
CONSTRUCTION & FARM MACHINERY—.3%
Deere & Co.	8,900	641,957
CONSUMER ELECTRONICS—1.4%
Garmin Ltd.	11,200	479,808
Harman International Industries Inc.	13,700	567,043
Sony Corp.*#	24,000	1,049,760
TomTom NV*	15,600	449,051
		2,545,662

THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—.1%
VeriFone Holdings Inc.*	19,100	$228,245
DEPARTMENT STORES—.7%
Kohl's Corp.*	10,600	424,424
Macy's Inc.	14,700	285,474
Nordstrom Inc.	17,800	539,340
		1,249,238
DIVERSIFIED BANKS—.3%
Wells Fargo & Co.	24,200	574,750
DIVERSIFIED CHEMICALS—.5%
EI Du Pont de Nemours & Co.	20,600	883,534
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—.5%
FTI Consulting Inc.*	14,400	985,824
DIVERSIFIED METALS & MINING—.3%
Freeport-McMoRan Copper & Gold Inc.	5,499	644,428
DRUG RETAIL—1.3%
Walgreen Co.	72,500	2,356,975
FOOD RETAIL—.3%
Whole Foods Market Inc.	24,100	570,929
FOOTWEAR—.3%
Nike Inc., Cl. B	9,400	560,334
HEALTH CARE EQUIPMENT—2.0%
Beckman Coulter Inc.	7,000	472,710
Hologic Inc.*	44,800	976,640
St. Jude Medical Inc.*	32,600	1,332,688
Zimmer Holdings Inc.*	13,900	945,895
		3,727,933
HEALTH CARE FACILITIES—.2%
Brookdale Senior Living Inc.	20,150	410,254
HEALTH CARE SERVICES—1.0%
Quest Diagnostics Inc.	21,900	1,061,493
Inverness Medical Innovations Inc.*	21,900	726,423
		1,787,916
HOME ENTERTAINMENT SOFTWARE—1.7%
Electronic Arts Inc.*	13,000	577,590
Nintendo Co., Ltd.#	19,500	1,377,353
Take-Two Interactive Software Inc.*	47,400	1,212,018
		3,166,961
HOTELS, RESORTS & CRUISE LINES—.4%
Accor SA	10,700	715,301
HOUSEHOLD PRODUCTS—1.1%
Procter & Gamble Co.	33,200	2,018,892
INDUSTRIAL CONGLOMERATES—2.0%
3M Co.	14,600	1,016,014
General Electric Co.	54,900	1,465,281
McDermott International Inc.*	19,300	1,194,477
		3,675,772
INDUSTRIAL GASES—.2%
Praxair Inc.	4,000	376,960
INDUSTRIAL MACHINERY—.6%
ITT Corp.	16,800	1,063,944

THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL REITS—.3%
DuPont Fabros Technology Inc.	32,400	$603,936
INTEGRATED OIL & GAS—2.2%
ConocoPhillips	10,500	991,095
Exxon Mobil Corp.	27,800	2,450,014
Hess Corp.	2,400	302,856
Petroleo Brasileiro SA#	4,600	325,818
		4,069,783
INTEGRATED TELECOMMUNICATION SERVICES—.9%
AT&T Inc.	24,300	818,667
Verizon Communications Inc.	24,200	856,680
		1,675,347
INTERNET RETAIL—.9%
Amazon.com Inc.*	5,000	366,650
IAC/InterActiveCorp.*	66,300	1,278,264
		1,644,914
INTERNET SOFTWARE & SERVICES—2.8%
Alibaba.com Ltd.*	160,000	225,715
DealerTrack Holdings Inc.*	23,000	324,530
eBay Inc.*	71,950	1,966,393
Google Inc., Cl. A*	3,500	1,842,470
Yahoo! Inc.*	47,200	975,152
		5,334,260
INVESTMENT BANKING & BROKERAGE—1.1%
Goldman Sachs Group Inc., /The	3,100	542,190
Greenhill & Co., Inc.	8,500	457,810
Lazard Ltd., Cl. A	18,800	642,020
Morgan Stanley	8,800	317,416
		1,959,436
IT CONSULTING & OTHER SERVICES—.5%
Cognizant Technology Solutions Corp., Cl. A*	30,500	991,555
MANAGED HEALTH CARE—.6%
Aetna Inc.	10,200	413,406
UnitedHealth Group Inc.	28,800	756,000
		1,169,406
MOVIES & ENTERTAINMENT—1.2%
DreamWorks Animation SKG Inc., Cl. A*	21,400	637,934
Regal Entertainment Group, Cl. A	41,000	626,480
Viacom Inc., Cl. B*	30,800	940,632
		2,205,046
MULTI-LINE INSURANCE—.2%
American International Group Inc.	13,700	362,502
OFFICE REITS—.3%
Digital Realty Trust Inc.	11,600	474,556
OIL & GAS DRILLING—1.2%
Transocean Inc.*	14,083	2,146,108
OIL & GAS EQUIPMENT & SERVICES—2.8%
Cameron International Corp.*	19,400	1,073,790
National Oilwell Varco Inc.*	15,000	1,330,800
Schlumberger Ltd.	26,750	2,873,753
		5,278,343
OIL & GAS REFINING & MARKETING—.2%
Valero Energy Corp.	7,000	288,260

THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES—.2%
Citigroup Inc.	26,700	$447,492
PACKAGED FOODS & MEATS—.6%
Kraft Foods Inc., Cl. A	41,400	1,177,830
PHARMACEUTICALS—4.4%
Abbott Laboratories	23,500	1,244,794
Allergan Inc.	7,800	405,990
Barr Pharmaceuticals Inc.*	17,000	766,360
Johnson & Johnson	30,400	1,955,936
Merck & Co., Inc.	53,200	2,005,108
Mylan Inc.*	48,500	585,395
Shire Ltd.	13,100	643,603
Teva Pharmaceutical Industries Ltd.#	12,500	572,500
		8,179,686
PUBLISHING—1.0%
EW Scripps Co., Cl. A	44,200	1,836,068
REGIONAL BANKS—.3%
PNC Financial Services Group Inc.	9,200	525,320
RESTAURANTS—.9%
Cheesecake Factory/The*	31,400	499,574
Starbucks Corp.*	72,200	1,136,428
		1,636,002
SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.*	14,900	538,635
MEMC Electronic Materials Inc.*	17,350	1,067,719
Tessera Technologies Inc.*	16,300	266,831
		1,873,185
SEMICONDUCTORS—1.6%
Intel Corp.	66,400	1,426,272
Maxim Integrated Products Inc.	37,400	791,010
NVIDIA Corp.*	42,500	795,600
		3,012,882
SOFT DRINKS—3.3%
Coca-Cola Co.,/The	58,200	3,025,236
Hansen Natural Corp.*	21,000	605,220
PepsiCo Inc.	38,200	2,429,138
		6,059,594
SPECIALIZED FINANCE—1.8%
Bovespa Holding SA*	31,200	390,368
CME Group Inc.	2,800	1,072,932
Nymex Holdings Inc.	20,000	1,689,600
NYSE Euronext	5,300	268,498
		3,421,398
SYSTEMS SOFTWARE—4.0%
Microsoft Corp.	150,850	4,149,884
New York Community Bancorp Inc.	36,800	656,512
Altria Group Inc.	60,200	1,237,712
Philip Morris International Inc.	28,400	1,402,677
		7,446,785
TOTAL COMMON STOCKS (Cost $128,259,667)		116,267,056

THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

CORPORATE BONDS—17.8%	PRINCIPAL AMOUNT	VALUE
CASINOS & GAMING—.1%
Scientific Games Corp., 7.875%, 6/15/16 (a)	$100,000	$100,000
COAL & CONSUMABLE FUELS—.3%
Massey Energy Co., 6.875%, 12/15/13	650,000	637,000
DIVERSIFIED BANKS—.7%
Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	1,400,000	1,295,331
DIVERSIFIED CHEMICALS—.3%
Dow Chemical Co., /The, 5.70%, 5/15/18	525,000	509,305
ELECTRIC UTILITIES—1.3%
Entergy Gulf States Louisiana LLC, 6.00%, 5/1/18 (a)	700,000	684,249
Exelon Generation Co., LLC, 6.20%, 10/1/17	325,000	317,098
Florida Power Corp., 5.80%, 9/15/17	600,000	615,286
Southern Co., 5.30%, 1/15/12	525,000	534,948
Virginia Electric and Power Co., 5.10%, 11/30/12	255,000	255,376
		2,406,957
ELECTRICAL COMPONENTS & EQUIPMENT—.3%
Cooper US Inc., 6.10%, 7/1/17	600,000	610,163
FOOD RETAIL—.3%
Kroger Co.,/The, 6.15%, 1/15/20	600,000	594,860
INDUSTRIAL CONGLOMERATES—.6%
GE Capital Commercial Mortgage Corp., 6.59%, 8/11/33	1,000,000	1,031,093
INDUSTRIAL MACHINERY—.4%
Systems 2001 Asset Trust LLC, 6.664%, 9/15/13 (a)	689,850	700,008
INTEGRATED OIL & GAS—.4%
Marathon Oil Corp., 5.90%, 3/15/18	725,000	717,819
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
AT&T Inc., 4.95%, 1/15/13	1,230,000	1,226,966
Verizon Communications Inc., 5.25%, 4/15/13	600,000	597,172
		1,824,138
INVESTMENT BANKING & BROKERAGE—3.0%
Bear Stearns Commercial Mortgage Securities, 4.888%, 5/14/16 (a)	650,000	657,973
Bear Stearns Commercial Mortgage Securities, 5.064%, 5/14/16 (a)	650,000	658,954
Goldman Sachs Group Inc.,/The, 6.15%, 4/1/18	525,000	510,251
Lazard Group, 6.85%, 6/15/17	600,000	530,042
Lehman Brothers Holdings Inc., 6.20%, 9/26/14	350,000	334,487
Morgan Stanley Capital I, 5.178%, 9/15/42	1,595,000	1,555,080
Morgan Stanley Capital I, 5.514%, 11/12/49	1,400,000	1,315,246
		5,562,033
MANAGED HEALTH CARE—.3%
Cigna Corp., 5.375%, 3/15/17	500,000	471,655
MULTI-UTILITIES—.4%
CenterPoint Energy Transition Bond Co., LLC, 4.97%, 8/1/14	655,000	664,208
MUNICIPAL—.4%
Jefferson Valley CDO SPC, 4.203%, 3/20/16 (a)!	1,700,000	654,917
OFFICE ELECTRONICS—.1%
Xerox Corp., 5.65%, 5/15/13	250,000	247,775

THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

CORPORATE BONDS—(CONT.)	PRINCIPAL AMOUNT	VALUE
OIL & GAS EXPLORATION & PRODUCTION—.5%
PetroHawk Energy Corp., 7.875%, 6/1/15 (a)	$150,000	$147,188
XTO Energy Inc., 5.90%, 8/1/12	875,000	893,823
		1,041,011
OIL & GAS REFINING & MARKETING—.7%
Tesoro Corp., 6.25%, 11/1/12	800,000	764,000
Valero Energy Corp., 6.875%, 4/15/12	600,000	623,341
		1,387,341
OIL & GAS STORAGE & TRANSPORTATION—1.1%
Enterprise Products Operating LP, 8.375%, 8/1/66	1,350,000	1,351,567
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	653,000	646,470
		1,998,037
OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
Citigroup Inc., 8.40%, 4/30/18	800,000	761,488
Bank of America Corp., 8.125%, 5/15/18	947,000	896,345
Barclays Bank PLC, 6.05%, 12/4/17 (a)	625,000	613,706
JP Morgan Chase Commercial Mortgage Securities Corp., 6.065%, 4/15/45	1,900,000	1,869,947
		4,141,486
PROPERTY & CASUALTY INSURANCE—1.2%
Chubb Corp., 5.75%, 5/15/18	525,000	509,779
Liberty Mutual Group Inc., 7.80%, 3/15/37 (a)	1,350,000	1,080,425
Ace INA Holdings Inc., 5.60%, 5/15/15	625,000	602,746
		2,192,950
RAILROADS—.2%
Norfolk Southern Corp., 5.75%, 4/1/18 (a)	375,000	369,750
RESTAURANTS—.3%
Darden Restaurants Inc., 5.625%, 10/15/12	650,000	625,093
SOFT DRINKS—.6%
Dr. Pepper Snapple Group Inc., 6.82%, 5/1/18 (a)	615,000	618,633
PepsiCo Inc., 4.65%, 2/15/13	580,000	589,217
		1,207,850
STEEL—.3%
ArcelorMittal, 6.125%, 6/1/18 (a)	650,000	636,379
SYSTEMS SOFTWARE—.1%
Oracle Corp., 4.95%, 4/15/13	250,000	252,683
WIRELESS TELECOMMUNICATION SERVICES—.7%
American Tower Trust, 5.957%, 4/15/37(a)	1,500,000	1,331,250
TOTAL CORPORATE BONDS (Cost $35,374,254)		33,211,092
CONVERTIBLE CORPORATE BONDS—.6%
OIL & GAS DRILLING—.2%
Transocean Inc., 1.50%, 12/15/37	300,000	342,750
SPECIALIZE REITS—.4%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12 (a)	650,000	656,500
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $950,000)		999,250

THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

U.S GOVERNMENT & AGENCY OBLIGATIONS—15.6%	PRINCIPAL AMOUNT	VALUE
Federal National Mortgage Association, 3.25%, 4/9/13	$1,200,000	$1,155,985
5.00%, 4/1/18	942,532	941,661
5.50%, 10/25/20	1,350,000	1,374,287
5.50%, 12/15/20	997,607	1,007,660
5.50%, 12/25/20	1,111,224	1,118,319
6.625%, 11/15/30	508,000	604,913
6.00%, 4/25/35	1,800,000	1,850,135
Federal Home Loan Banks, 5.375%, 6/8/12	700,000	737,148
5.375%, 5/18/16	1,000,000	1,053,813
Federal Home Loan Mortgage Corporation, 5.60%, 10/17/13	1,000,000	1,007,335
5.50%, 1/15/15	1,343,088	1,375,827
5.75%, 6/27/16	1,170,000	1,186,197
6.00%, 8/15/29	1,880,000	1,940,635
6.00%, 3/15/36	1,303,166	1,294,863
Government National Mortgage Association, 5.00%, 5/16/29	1,347,861	1,365,586
U.S. Treasury Notes, 6.00%, 8/15/09	1,000,000	1,039,141
5.00%, 8/15/11	1,385,000	1,471,022
4.625%, 8/31/11	1,800,000	1,887,752
4.25%, 8/15/13	1,200,000	1,252,313
4.25%, 11/15/14	900,000	939,938
4.50%, 2/15/16	640,000	673,450
4.75%, 8/18/17	640,000	678,200
3.50%, 2/15/18	150,000	144,434
U.S. Treasury Bonds, 7.50%, 11/15/16	1,444,000	1,804,212
5.25%, 11/15/28	1,000,000	1,084,297
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $28,243,855)		28,989,123
SHORT-TERM INVESTMENTS—3.4%
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.75%, 7/1/08 (Cost $6,266,449)	$6,266,449	6,266,449
Total Investments (Cost $199,094,225) (b)	99.8%	185,732,970
Other Assets in Excess of Liabilities	0.2	456,935
NET ASSETS	100.0%	$186,189,905

  *  Non-income producing securities.

  #  American Depositary Receipts.

  !  Collateralized debt obligation, Special Purpose Corporation.

  (a)  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 4.8% of the net assets of the fund.

  (b)  At June 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $199,679,450 amounted to $13,946,480 which consisted of aggregate gross unrealized appreciation of $8,876,601 and aggregate gross unrealized depreciation of $22,823,081.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) June 30, 2008

COMMON STOCKS—97.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
BE Aerospace Inc.*	204,650	$4,766,298
APPAREL RETAIL—.7%
AnnTaylor Stores Corp.*	87,500	2,096,500
APPAREL, ACCESSORIES & LUXURY—2.5%
Gildan Activewear Inc.*	54,300	1,405,284
Polo Ralph Lauren Corp., Cl. A	91,400	5,738,092
		7,143,376
APPLICATION SOFTWARE—3.4%
Intuit Inc.*	102,000	2,812,140
Solera Holdings Inc.*	136,200	3,767,292
Taleo Corp.*	56,900	1,114,671
TIBCO Software Inc.*	278,200	2,128,230
		9,822,333
ASSET MANAGEMENT & CUSTODY BANK—3.1%
Affiliated Managers Group Inc.*	20,700	1,864,242
AllianceBernstein Holding LP	83,000	4,538,440
Franklin Resources Inc.	700	64,155
Invesco Ltd.	100,300	2,405,194
		8,872,031
BIOTECHNOLOGY—2.7%
Cephalon Inc.*	11,200	746,928
ImClone Systems Inc.*	37,305	1,509,360
InterMune Inc.*	104,300	1,368,416
Metabolix Inc.*	271,000	2,655,800
United Therapeutics Corp.*	16,100	1,573,775
		7,854,279
BROADCASTING & CABLE TV—.4%
Discovery Holding Co., Cl. A*	53,300	1,170,468
CASINOS & GAMING—1.7%
Bally Technologies Inc.*	86,100	2,910,180
Wynn Resorts Ltd.	25,800	2,098,830
		5,009,010
COAL & CONSUMABLE FUELS—1.4%
Peabody Energy Corp.	30,700	2,703,135
Uranium One Inc.*	284,500	1,346,015
		4,049,150
COMMUNICATIONS EQUIPMENT—1.4%
Research In Motion Ltd.*	33,800	3,951,220
COMPUTER & ELECTRONICS RETAIL—1.0%
Game Group PLC*	517,400	2,991,289
COMPUTER HARDWARE—1.7%
Apple Inc.*	29,900	5,006,456
COMPUTER STORAGE & PERIPHERALS—.6%
NetApp Inc.*	73,500	1,592,010
CONSUMER ELECTRONICS—1.0%
Garmin Ltd.	70,100	3,003,084
DATA PROCESSING & OUTSOURCED SERVICES—.4%
TeleTech Holdings Inc.*	56,200	1,121,752
DEPARTMENT STORES—1.0%
Kohl's Corp.*	69,700	2,790,788

THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DISTRIBUTORS—1.1%
LKQ Corp.*	181,300	$3,276,091
DIVERSIFIED COMMERCIAL & PROFESSIONAL—1.6%
FTI Consulting Inc.*	67,400	4,614,204
DIVERSIFIED METALS & MINING—.7%
Thompson Creek Metals Co., Inc.*	100,800	1,965,600
DRUG RETAIL—.7%
China Nepstar Chain Drugstore Ltd.#	228,200	1,976,212
ELECTRIC UTILITIES—2.0%
FirstEnergy Corp.	36,000	2,963,880
ITC Holdings Corp.	55,400	2,831,494
		5,795,374
ELECTRICAL COMPONENTS & EQUIPMENTS—4.0%
First Solar Inc.*	19,200	5,238,144
General Cable Corp.*	21,000	1,277,850
JA Solar Holdings Co., Ltd.*#	299,900	5,053,315
		11,569,309
FERTILIZERS & AGRICULTURAL CHEMICALS—2.6%
Mosaic Co.,/The*	18,500	2,676,950
Terra Industries Inc.	99,100	4,890,585
		7,567,535
FOOD RETAIL—1.1%
Whole Foods Market Inc.	128,800	3,051,272
FOOTWEAR—.7%
Iconix Brand Group Inc.*	167,697	2,025,780
GOLD—.6%
Yamana Gold Inc.	98,800	1,634,152
HEALTH CARE EQUIPMENT—3.7%
Hologic Inc.*	123,400	2,690,120
Insulet Corp.*	64,700	1,017,731
Smith & Nephew PLC#	42,600	2,332,350
Varian Medical Systems Inc.*	88,500	4,588,725
		10,628,926
HEALTH CARE FACILITIES—.9%
Community Health Systems Inc.*	76,000	2,506,480
HEAVY ELECTRICAL EQUIPMENT—1.2%
Vestas Wind Systems A/S*	27,600	3,615,122
HOME ENTERTAINMENT SOFTWARE—4.5%
Nintendo Co., Ltd.#	92,950	6,565,384
Take-Two Interactive Software Inc.*	166,100	4,247,177
THQ Inc.*	106,800	2,163,768
		12,976,329
HOTELS, RESORTS & CRUISE LINES—.8%
Royal Caribbean Cruises Ltd.	99,800	2,242,506
INDUSTRIAL CONGLOMERATES—2.1%
McDermott International Inc.*	96,650	5,981,669
INDUSTRIAL GASES—1.0%
Praxair Inc.	30,600	2,883,744
INDUSTRIAL MACHINERY—1.3%
ITT Corp.	26,500	1,678,245
SPX Corp.	16,900	2,226,237
		3,904,482

THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET RETAIL—1.2%
IAC/InterActive Corp.*	121,500	$2,342,520
Shutterfly Inc.*	79,700	973,137
		3,315,657
INTERNET SOFTWARE & SERVICES—3.4%
DealerTrack Holdings Inc.*	64,250	906,568
eBay Inc.*	206,600	5,646,378
Interwoven Inc.*	111,800	1,342,718
Sina Corp.*	42,700	1,816,885
		9,712,549
IT CONSULTING & OTHER SERVICES—3.9%
Cognizant Technology Solutions Corp., Cl. A*†	168,000	5,461,680
Satyam Computer Services Ltd.#	240,100	5,887,252
		11,348,932
LIFE SCIENCES TOOLS & SERVICES—.8%
Parexel International Corp.*	90,900	2,391,579
OIL & GAS DRILLING—1.7%
Nabors Industries Ltd.*	101,500	4,996,845
OIL & GAS EQUIPMENT & SERVICES—9.7%
Acergy SA#	110,500	2,459,730
Cameron International Corp.*	101,500	5,618,025
Cie Generale de Geophysique-Veritas*#	28,700	1,354,927
Exterran Holdings Inc.*	38,300	2,738,067
FMC Technologies Inc.*	25,500	1,961,715
National Oilwell Varco Inc.*	93,000	8,250,960
Weatherford International Ltd.*	85,600	4,244,904
Willbros Group Inc.*	33,700	1,476,397
		28,104,725
OIL & GAS EXPLORATION & PRODUCTION—3.6%
Cabot Oil & Gas Corp.	51,600	3,494,868
Concho Resources Inc.*	64,100	2,390,930
Newfield Exploration Co.*	70,800	4,619,700
		10,505,498
PACKAGED FOODS & MEATS—.5%
Cosan Ltd., Cl. A*	101,800	1,287,770
PHARMACEUTICALS—1.9%
Barr Pharmaceuticals Inc.*	70,700	3,187,156
Mylan Inc.*	184,100	2,222,087
		5,409,243
PUBLISHING—.2%
EW Scripps Co., Cl. A	14,800	614,792
RESTAURANTS—1.2%
Burger King Holdings Inc.	38,000	1,018,020
McCormick & Schmick's Seafood Restaurants Inc.*	59,400	572,616
Starbucks Corp.*	125,100	1,969,074
		3,559,710
SEMICONDUCTOR EQUIPMENT—1.5%
MEMC Electronic Materials Inc.*	70,600	4,344,724
SEMICONDUCTORS—3.3%
Atheros Communications Inc.*	60,900	1,827,000
Broadcom Corp., Cl. A*	132,200	3,607,738
Intersil Corp.	166,700	4,054,144
		9,488,882

THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOFT DRINKS—.8%
Hansen Natural Corp.*	85,100	$2,452,582
SPECIALIZED FINANCE—4.8%
Bolsa de Mercadorias e Futuros - BM&F	401,400	3,470,135
Bovespa Holding SA*	174,000	2,177,051
Nymex Holdings Inc.	66,000	5,575,680
NYSE Euronext.	52,200	2,644,452
		13,867,318
SPECIALTY CHEMICALS—.8%
Flotek Industries Inc.*	111,300	2,295,006
SPECIALTY STORES—.7%
PetSmart Inc.	96,500	1,925,175
THRIFTS & MORTGAGE FINANCE—.9%
People's United Financial Inc.	173,100	2,700,360
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp.*	84,900	3,057,249
TOTAL COMMON STOCKS (Cost $283,329,013)		280,833,427
PURCHASE AGREEMENT—.4%
OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.* (b) (Cost $1,071,916)	35,600	1,261,486
CONVERTIBLE CORPORATE BONDS—.3%	PRINCIPAL AMOUNT
OIL & GAS DRILLING
Transocean Inc., 1.50%, 12/15/37 (Cost $740,000)	$740,000	845,450
PURCHASED OPTIONS—.4%	CONTRACTS
PUT OPTIONS
S&P 500 INDEX/Aug/1340† (Cost $781,326)	162	1,195,560
SHORT-TERM INVESTMENTS—2.7%	PRINCIPAL AMOUNT
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.75%, 7/1/08 (Cost $7,918,370)	$7,918,370	7,918,370
Total Investments (Cost $293,840,625) (a)	101.0%	292,054,293
Liabilities in Excess of Other Assets	(1.0)	(2,823,694)
NET ASSETS	100.0%	$289,230,599

  *  Non-income producing security.

  #  American Depositary Receipts.

  †  All or a portion of the securities are segregated as collateral for options written and securities purchased.

  (a)  At June 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $297,860,403 amounted to $5,806,110 which consisted of aggregate gross unrealized appreciation of $22,111,015 and aggregate gross unrealized depreciation of $27,917,125.

  (b)  Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $1,071,916.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Schedule of Options Written (Unaudited) June 30, 2008

	CONTRACTS	SHARES SUBJECT TO PUT	VALUE
PUT OPTIONS WRITTEN
S&P 500 INDEX/Aug/1275 (Premiums Received $420,714)	162	16,200	$575,100

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments (Unaudited) June 30, 2008

COMMON STOCKS—92.1%	SHARES	VALUE
AEROSPACE & DEFENSE—6.4%
BE Aerospace Inc.*	225,500	$5,251,895
General Dynamics Corp.	126,277	10,632,523
Lockheed Martin Corp.	68,600	6,768,076
		22,652,494
AIR FREIGHT & LOGISTICS—.5%
United Parcel Service Inc., Cl. B	27,300	1,678,131
APPAREL, ACCESSORIES & LUXURY GOODS—1.4%
American Apparel Inc.*	269,400	1,791,510
Gildan Activewear Inc.*	116,200	3,007,256
		4,798,766
APPLICATION SOFTWARE—2.4%
Intuit Inc.*	94,200	2,597,094
Net 1 UEPS Technologies Inc.*	78,150	1,899,045
Solera Holdings Inc.*	146,300	4,046,658
		8,542,797
ASSET MANAGEMENT & CUSTODY BANKS—.8%
Affiliated Managers Group Inc.*	15,300	1,377,918
AllianceBernstein Holding LP	24,600	1,345,128
		2,723,046
BIOTECHNOLOGY—3.8%
Celgene Corp.*	44,066	2,814,495
Cephalon Inc.*	41,700	2,780,973
Genentech Inc.*	52,900	4,015,110
Gilead Sciences Inc.*	23,900	1,265,505
United Therapeutics Corp.*	25,681	2,510,318
		13,386,401
CASINOS & GAMING—1.1%
Bally Technologies Inc.*	87,054	2,942,425
MGM Mirage*	30,300	1,026,867
		3,969,292
COAL & CONSUMABLE FUELS—1.9%
Celanese Corp.	78,200	3,570,612
Consol Energy Inc.	7,800	876,486
Massey Energy Co.	26,600	2,493,750
		6,940,848
COMMUNICATIONS EQUIPMENT—5.9%
Brocade Communications Systems Inc.*	151,400	1,247,536
Nice Systems Ltd.*#	135,100	3,994,907
QUALCOMM Inc.	52,900	2,347,173
Research In Motion Ltd.*†	95,300	11,140,570
Sonus Networks Inc.*	628,500	2,149,470
		20,879,656
COMPUTER HARDWARE—4.3%
Apple Inc.*	59,600	9,979,424
Hewlett-Packard Co.	29,400	1,299,774
NCR Corp.*	159,400	4,016,880
		15,296,078
COMPUTER STORAGE & PERIPHERALS—.5%
NetApp Inc.*	86,600	1,875,756
CONSTRUCTION & ENGINEERING—.4%
Chicago Bridge & Iron Co., NV#	31,600	1,258,312
CONSTRUCTION & FARM MACHINERY—.7%
Oshkosh Corp.	115,400	2,387,626

THE ALGER AMERICAN FUND | ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSUMER ELECTRONICS—.3%
Sony Corp.#	6,700	$293,058
TomTom NV*	22,100	636,155
		929,213
DISTRIBUTORS—.3%
LKQ Corp.*	62,200	1,123,954
DIVERSIFIED METALS & MINING—2.7%
Eurasian Natural Resources Corp.*	63,200	1,676,614
Freeport-McMoRan Copper & Gold Inc.	50,800	5,953,252
Thompson Creek Metals Co., Inc.*	102,200	1,992,900
		9,622,766
DRUG RETAIL—1.7%
CVS/Caremark Corp.	158,300	6,263,931
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
First Solar Inc.*	4,730	1,290,439
JA Solar Holdings Co., Ltd.*#	285,100	4,803,935
		6,094,374
ELECTRONIC EQUIPMENT MANUFACTURERS—.2%
Dolby Laboratories Inc., Cl. A*	15,100	608,530
FERTILIZERS & AGRICULTURAL CHEMICALS—1.1%
Mosaic Co.,/The*	20,800	3,009,760
Potash Corp of Saskatchewan	4,000	914,280
		3,924,040
FOOTWEAR—2.2%
Deckers Outdoor Corp.*	43,200	6,013,440
Iconix Brand Group Inc.*	140,000	1,691,200
		7,704,640
HEALTH CARE DISTRIBUTORS—1.3%
Cardinal Health Inc.	89,000	4,590,620
HEALTH CARE EQUIPMENT—2.1%
Baxter International Inc.	42,500	2,717,450
Hologic Inc.*	213,400	4,652,120
		7,369,570
HEALTH CARE SUPPLIES—1.4%
Inverness Medical Innovations Inc.*	152,900	5,071,693
HOME ENTERTAINMENT SOFTWARE—1.4%
Nintendo Co., Ltd.#	71,400	5,043,232
HOMEBUILDING—0.0%
Brascan Residential Properties SA*	400	2,160
INDUSTRIAL CONGLOMERATES—.2%
McDermott International Inc.*	10,400	643,656
INDUSTRIAL MACHINERY—.9%
ITT Corp.	50,400	3,191,832
INTEGRATED OIL & GAS—2.2%
ConocoPhillips†	83,300	7,862,687
INTERNET RETAIL—1.1%
IAC/InterActive Corp.*	203,400	3,921,552
INTERNET SOFTWARE & SERVICES—4.2%
eBay Inc.*	105,483	2,882,850
Google Inc., Cl. A*	9,000	4,737,780
Netease.com*#	166,000	3,617,140
Sina Corp.*	84,790	3,607,814
		14,845,584

THE ALGER AMERICAN FUND | ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—2.0%
Lazard Ltd., Cl. A	74,200	$2,533,930
Morgan Stanley	126,500	4,562,855
		7,096,785
IT CONSULTING & OTHER SERVICES—1.3%
Cognizant Technology Solutions Corp., Cl. A*	66,600	2,165,166
Satyam Computer Services Ltd.#	95,900	2,351,468
		4,516,634
LIFE SCIENCES TOOLS & SERVICES—.5%
Illumina Inc.*	22,300	1,942,553
MANAGED HEALTH CARE—.6%
Aetna Inc.	58,100	2,354,793
MARINE PORTS & SERVICES—.2%
Aegean Marine Petroleum Network Inc.	14,100	573,729
METAL & GLASS CONTAINERS—.5%
Ball Corp.	36,300	1,732,962
OIL & GAS DRILLING—3.2%
Nabors Industries Ltd.*	113,200	5,572,836
Transocean Inc.*	36,958	5,632,030
		11,204,866
OIL & GAS EQUIPMENT & SERVICES—2.5%
Exterran Holdings Inc.*	17,520	1,252,505
National Oilwell Varco Inc.*	22,500	1,996,200
Weatherford International Ltd.*	114,600	5,683,014
		8,931,719
OIL & GAS EXPLORATION & PRODUCTION—5.0%
Cabot Oil & Gas Corp.	62,100	4,206,033
Newfield Exploration Co.*	82,300	5,370,075
Pacific Rubiales Energy Corp.*	186,600	2,470,098
Petrobank Energy & Resources Ltd.*	29,500	1,546,893
PetroHawk Energy Corp.*	47,200	2,185,832
Whiting Petroleum Corp.*	18,400	1,951,872
		17,730,803
OIL & GAS REFINING & MARKETING—1.0%
Valero Energy Corp.	84,200	3,467,356
PHARMACEUTICALS—4.0%
Abbott Laboratories	153,600	8,136,192
Merck & Co., Inc.	64,900	2,446,081
Mylan Inc.*	163,800	1,977,066
Schering-Plough Corp.	79,500	1,565,355
		14,124,694
PUBLISHING—.6%
McGraw-Hill Cos Inc.,/The	55,800	2,238,696
SEMICONDUCTOR EQUIPMENT—1.8%
MEMC Electronic Materials Inc.*	64,600	3,975,484
Tessera Technologies Inc.*	155,180	2,540,297
		6,515,781
SEMICONDUCTORS—4.5%
Atheros Communications Inc.*	100,500	3,015,000
Broadcom Corp., Cl. A*	82,800	2,259,612
Intel Corp.	164,400	3,531,312
RF Micro Devices Inc.*	282,200	818,380
Skyworks Solutions Inc.*	650,465	6,420,090
		16,044,394

THE ALGER AMERICAN FUND | ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALIZED FINANCE—2.8%
Bovespa Holding SA*	212,900	$2,663,760
CME Group Inc.	5,300	2,030,907
Nymex Holdings Inc.	40,800	3,446,784
NYSE Euronext	37,600	1,904,816
		10,046,267
SYSTEMS SOFTWARE—3.2%
Microsoft Corp.	420,900	11,578,959
TOBACCO—3.3%
Philip Morris International Inc.	237,600	11,735,064
TOTAL COMMON STOCKS (Cost $341,221,788)		327,039,292
PURCHASE AGREEMENT—.9%
OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.* (b) (Cost $2,709,900)	90,000	3,189,150
PREFERRED STOCKS—.4%
INVESTMENT BANKING & BROKERAGE
Merrill Lynch & Co., Inc., 8.625%, Pfd. (Cost $1,642,500)	65,700	1,524,240
CONVERTIBLE CORPORATE BONDS—.7%	PRINCIPAL AMOUNT
ELECTRICAL COMPONENTS & EQUIPMENT—.3%
JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	$1,365,000	1,214,850
FOOTWEAR—.4%
Iconix Brand Group Inc., 1.875%, 6/30/12	1,650,000	1,262,250
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,015,000)		2,477,100
PURCHASED OPTIONS—.2%	CONTRACTS
PUT OPTIONS
Walt Disney Co./Aug/32.5	625	128,125
Research In Motion Ltd./Jul/140†	250	587,500
TOTAL PURCHASED OPTIONS (Cost $320,545)		715,625
SHORT-TERM INVESTMENTS—3.3%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Wachovia London, 1.75%, 7/1/08 (Cost $11,686,665)	$11,686,665	11,686,665
Total Investments (Cost $360,596,398) (a)	97.6%	346,632,072
Other Assets in Excess of Liabilities	2.4	8,678,013
NET ASSETS	100.0%	$355,310,085

  *  Non-income producing security.

  #  American Depositary Receipts.

  †  All or a portion of the securities are segregated as collateral for options written and securities purchased.

  (a)  At June 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $362,857,067 amounted to $16,224,995 which consisted of aggregate gross unrealized appreciation of $21,623,119 and aggregate gross unrealized depreciation of $37,848,114.

  (b)  Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $2,709,900.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

Schedule of Options Written (Unaudited) June 30, 2008

	CONTRACTS	SHARES SUBJECT TO PUT	VALUE
PUT OPTIONS WRITTEN
Research In Motion Ltd./Jul/130 (Premiums Received $103,552)	250	25,000	$350,000
CALL OPTIONS WRITTEN
Research In Motion Ltd./Jul/155 (Premiums Received $72,732)	250	25,000	2,500
TOTAL OPTIONS WRITTEN (Premiums Received $176,284)			$352,500

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) June 30, 2008

COMMON STOCKS—96.3%	SHARES	VALUE
ADVERTISING—.4%
Focus Media Holding Ltd.*#	225	$6,237
AEROSPACE & DEFENSE—1.6%
Alliant Techsystems Inc.*	140	14,235
BE Aerospace Inc.*	545	12,693
		26,928
AIRLINES—.3%
Airtran Holdings Inc.*	2,495	5,090
APPAREL RETAIL—3.1%
Abercrombie & Fitch Co., Cl. A	250	15,670
AnnTaylor Stores Corp.*	715	17,131
Urban Outfitters Inc.*	585	18,246
		51,047
APPAREL, ACCESSORIES & LUXURY GOODS—1.7%
Gildan Activewear Inc.*	510	13,199
Phillips-Van Heusen Corp.	395	14,465
		27,664
APPLICATION SOFTWARE—5.5%
Ansys Inc.*	455	21,440
Concur Technologies Inc.*	435	14,455
PROS Holdings Inc.*	950	10,668
Solera Holdings Inc.*	840	23,234
Synchronoss Technologies Inc.*	620	5,599
Taleo Corp.*	750	14,692
		90,088
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Affiliated Managers Group Inc.*	175	15,761
BIOTECHNOLOGY—6.6%
Acorda Therapeutics Inc.*	455	14,938
BioMarin Pharmaceutical Inc.*	305	8,839
Cepheid Inc.*	570	16,028
Cubist Pharmaceuticals Inc.*	480	8,573
ImClone Systems Inc.*	295	11,936
OSI Pharmaceuticals Inc.*	235	9,710
Savient Pharmaceuticals Inc.*	565	14,294
United Therapeutics Corp.*	250	24,437
		108,755
BROADCASTING & CABLE TV—.8%
Discovery Holding Co., Cl. A*	575	12,627
CASINOS & GAMING—1.0%
Bally Technologies Inc.*	495	16,731
COAL & CONSUMABLE FUELS—1.0%
Massey Energy Co.*	185	17,344
COMMUNICATIONS EQUIPMENT—4.6%
Acme Packet Inc.*	1,170	9,079
Foundry Networks Inc.*	685	8,097
Nice Systems Ltd.*#	700	20,699
Polycom Inc.*	840	20,462
Sonus Networks Inc.*	2,440	8,345
GameStop Corp., Cl. A*	230	9,292
		75,974
COMPUTER HARDWARE—1.0%
NCR Corp.*	650	16,380

THE ALGER AMERICAN FUND | ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSTRUCTION & ENGINEERING—1.4%
Aecom Technology Corp.*	735	$23,909
CONSTRUCTION & FARM MACHINERY—2.1%
Bucyrus International Inc.	330	24,096
Manitowoc Co., Inc.,/The	325	10,572
		34,668
DATA PROCESSING AND OUTSOURCED SERVICES—3.0%
NeuStar Inc., Cl. A*	665	14,337
TeleTech Holdings Inc.*	900	17,964
VeriFone Holdings Inc.*	575	6,871
Wright Express Corp.*	435	10,788
		49,960
DISTILLERS & VINTNERS—1.3%
Central European Distribution Corp.*†	285	21,133
DISTRIBUTORS—1.2%
LKQ Corp.*	1,080	19,516
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—2.4%
FTI Consulting Inc.*	320	21,907
Geo Group Inc.,/The*	815	18,337
		40,244
DIVERSIFIED METALS & MINING—1.2%
Thompson Creek Metals Co., Inc.*	1,010	19,695
EDUCATION SERVICES—.9%
ITT Educational Services Inc.*	175	14,460
ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	425	21,722
ELECTRICAL COMPONENTS & EQUIPMENT—4.2%
Ametek Inc.	435	20,541
General Cable Corp.*	135	8,215
JA Solar Holdings Co., Ltd.*#	745	12,553
Roper Industries Inc.	295	19,434
Sunpower Corp., Cl. A*	110	7,918
		68,661
ELECTRONIC EQUIPMENT MANUFACTURERS—.9%
Dolby Laboratories Inc., Cl. A*	380	15,314
ENVIRONMENTAL & FACILITIES SERVICES—.7%
Waste Connections Inc.*	380	12,133
FERTILIZERS & AGRICULTURAL CHEMICALS—1.5%
Intrepid Potash Inc.*	125	8,222
Terra Industries Inc.	325	16,039
		24,261
FOOTWEAR—.7%
Iconix Brand Group Inc.*	945	11,415
HEALTH CARE EQUIPMENT—3.4%
Hologic Inc.*	660	14,388
Intuitive Surgical Inc.*	50	13,470
Meridian Bioscience Inc.	635	17,094
Thoratec Corp.*	675	11,738
		56,690

THE ALGER AMERICAN FUND | ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—2.6%
Community Health Systems Inc.*	660	$21,767
IPC The Hospitalist Co., Inc.*	700	13,174
Power Medical Interventions Inc.*	1,418	7,870
		42,811
INDUSTRIAL GASES—.5%
Airgas Inc.	130	7,591
INTEGRATED TELECOMMUNICATION SERVICES—1.2%
Cincinnati Bell Inc.*	4,830	19,223
INTERNET RETAIL—1.1%
priceline.com Inc.*	160	18,474
INTERNET SOFTWARE & SERVICES—1.0%
DealerTrack Holdings Inc.*	520	7,337
Omniture Inc.*	515	9,564
		16,901
INVESTMENT BANKING & BROKERAGE—1.2%
Investment Technology Group Inc.*	230	7,696
Lazard Ltd., Cl. A	365	12,465
		20,161
IT CONSULTING & OTHER SERVICES—.7%
SI International Inc.*	570	11,936
LEISURE FACILITIES—.9%
Life Time Fitness Inc.*	525	15,514
LIFE SCIENCES TOOLS & SERVICES—2.6%
Illumina Inc.*	235	20,471
Parexel International Corp.*	880	23,153
		43,624
METAL & GLASS CONTAINERS—1.2%
Silgan Holdings Inc.	390	19,789
OFFICE REITS—.9%
Digital Realty Trust Inc.	365	14,932
OIL & GAS EQUIPMENT & SERVICES—6.2%
Cal Dive International Inc.*	1,575	22,507
Cameron International Corp.*	445	24,631
Exterran Holdings Inc.*	180	12,868
IHS Inc., Cl. A*	340	23,664
T-3 Energy Services Inc.*	240	19,073
		102,743
OIL & GAS EXPLORATION & PRODUCTION—6.3%
Carrizo Oil & Gas Inc.*	335	22,810
Concho Resources Inc.*	605	22,567
Petrobank Energy & Resources Ltd.*	405	21,237
PetroHawk Energy Corp.*	315	14,588
Range Resources Corp.	340	22,284
		103,486
OIL & GAS REFINING & MARKETING—.8%
CVR Energy Inc.*	700	13,475
PACKAGED FOODS & MEATS—1.1%
Hain Celestial Group Inc.*	755	17,727

THE ALGER AMERICAN FUND | ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO

Schedule of Investments (Unaudited) (Continued) June 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—1.6%
Mylan Inc.*	1,175	$14,182
Perrigo Co.	400	12,708
		26,890
PROPERTY & CASUALTY INSURANCE—1.0%
First Mercury Financial Corp.*	940	16,582
REGIONAL BANKS—.9%
Signature Bank*	555	14,297
RESTAURANTS—1.2%
Darden Restaurants Inc.	595	19,004
SEMICONDUCTORS—4.7%
Atheros Communications Inc.*	625	18,750
Cypress Semiconductor Corp.*	580	14,355
Intersil Corp.	550	13,376
Microsemi Corp.*	805	20,270
ON Semiconductor Corp.*	1,240	11,371
		78,122
SPECIALIZED FINANCE—.6%
IntercontinentalExchange Inc.*	90	10,260
TECHNOLOGY DISTRIBUTORS—1.0%
Mellanox Technologies Ltd.*	1,165	15,774
THRIFTS & MORTGAGE FINANCE—.8%
People's United Financial Inc.	895	13,962
WIRELESS TELECOMMUNICATION SERVICES—1.4%
SBA Communications Corp.*	650	23,407
TOTAL COMMON STOCKS, (Cost $1,773,164)		1,591,092
PURCHASE AGREEMENT—.1%
OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.* (b) (Cost $1,656)	55	1,949
SHORT-TERM INVESTMENTS—3.6%
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.75%, 7/1/08 (Cost $60,087)	$60,087	60,087
Total Investments (Cost $1,834,907) (a)	100.0%	1,653,128
Liabilities in Excess of Other Assets	0.0	(575)
NET ASSETS	100.0%	$1,652,553

  *  Non-income producing security.

  #  American Depositary Receipts.

  †  All or a portion of the security is segregated as collateral for securities purchased.

  (a)  At June 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,834,907 amounted to $181,779 which consisted of aggregate gross unrealized appreciation of $93,505 and aggregate gross unrealized depreciation of $275,284.

  (b)  Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $1,656.

See Notes to Financial Statements.

[This page intentionally left blank]

THE ALGER AMERICAN FUND

Statements of Assets and Liabilities (Unaudited) June 30, 2008

	Alger American Growth Portfolio	Alger American SmallCap Growth Portfolio	Alger American Income and Growth Portfolio	Alger American Balanced Portfolio	Alger American MidCap Growth Portfolio	Alger American Capital Appreciation Portfolio	Alger American SmallCap and MidCap Growth Portfolio
ASSETS:
Investments in securities, at value (identified cost*) see accompanying schedules of investments	$462,018,394	$495,145,265	$48,313,153	$185,732,970	$292,054,293	$346,632,072	$1,653,128
Cash**	4,083	—	—	—	925	970	—
Receivable for investment securities sold	8,131,425	3,642,282	442,310	1,075,810	33,022	16,831,518	29,777
Receivable for shares of beneficial interest sold	738,685	40,897	9,435	77,257	103,128	1,742,686	—
Dividends and interest receivable	428,798	25,234	83,175	795,633	48,649	178,709	7
Receivable from Investment Manager	—	—	—	—	—	—	3,460
Prepaid Expenses	39,589	9,456	1,371	6,900	9,147	7,552	487
Total Assets	471,360,974	498,863,134	48,849,444	187,688,570	292,249,164	365,393,507	1,686,859
LIABILITES:
Payable for investment securities purchased	8,934,484	3,138,872	397,242	1,229,966	1,160,581	8,583,469	24,936
Written options outstanding	—	—	—	—	575,100	352,500	—
Payable foreign currency contracts	—	—	—	—	—	947	—
Payable for shares of beneficial interest redeemed	433,267	726,770	26,799	118,252	997,929	812,800	—
Due to custodian	—	3,482	—	—	—	—	—
Accrued investment management fees	293,794	367,838	23,280	110,118	195,349	242,562	1,188
Accrued transfer agent fees	6,540	7,636	1,499	3,168	5,322	6,078	216
Accrued distribution fees	2,853	16,518	—	59	3,261	3,612	—
Accrued administrative fees	11,379	12,488	2,016	4,520	7,069	8,607	40
Accrued expenses	122,920	94,685	26,262	32,582	73,954	72,847	7,926
Total Liabilites	9,805,237	4,368,289	477,098	1,498,665	3,018,565	10,083,422	34,306
NET ASSETS	$461,555,737	$494,494,845	$48,372,346	$186,189,905	$289,230,599	$355,310,085	$1,652,553
Net assets Consist of:
Paid in capital	$703,648,851	$468,153,032	$75,614,968	$193,853,081	$318,220,532	$382,459,328	$2,003,611
Undistributed net investment income (accumulated loss)	560,560	(1,906,321)	466,419	1,798,633	(751,103)	(383,015)	(5,226)
Undistributed net realized gain (accumulated loss)	(208,723,633)	(4,119,251)	(23,450,619)	3,899,402	(26,298,274)	(12,630,478)	(164,053)
Net unrealized appreciation (depreciation) of investments	(33,930,041)	32,367,385	(4,258,422)	(13,361,211)	(1,940,556)	(14,135,750)	(181,779)
NET ASSETS	$461,555,737	$494,494,845	$48,372,346	$186,189,905	$289,230,599	$355,310,085	$1,652,553
Class O — Net asset value per share	$42.86	$27.74	$10.34	$11.54	$14.21	$48.05	$8.25
Class S — Net asset value per share	$42.52	$27.32	—	$12.60	$13.86	$47.28	—
SHARES OF BENEFICIAL INTEREST OUTSTANDING— NOTE 6
Class O	10,458,341	15,170,803	4,678,081	16,115,150	19,350,849	7,043,930	200,426
Class S	312,183	2,697,669	—	21,503	1,033,632	355,851	—
*Identified Cost	$495,948,435	$462,777,880	$52,571,575	$199,094,225	$293,840,625	$360,596,398	$1,834,907

**  Includes restricted cash of $4,083, $925 and $970, relating to intial margin requirements on options contracts for the contracts for the Growth Portfolio, MidCap Growth Portfolio and the Capital Appreciation Portfolio, respectively.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

Statements of Operations (Unaudited)

For the six months ended June 30, 2008

	Alger American Growth Portfolio	Alger American SmallCap Growth Portfolio	Alger American Income and Growth Portfolio	Alger American Balanced Portfolio	Alger American MidCap Growth Portfolio	Alger American Capital Appreciation Portfolio	Alger American SmallCap and MidCap Growth Portfolio**
INCOME:
Dividends (net of foreign withholding taxes*)	$2,462,666	$471,012	$658,948	$789,033	$559,189	$1,162,018	$1,999
Interest	135,409	213,191	4,236	1,985,950	82,137	167,113	1,163
Total Income	2,598,075	684,203	663,184	2,774,983	641,326	1,329,131	3,162
EXPENSES:
Management fees—Note 3(a)	1,754,441	2,202,214	157,435	714,371	1,166,373	1,484,952	6,794
Distribution fees—Note 3(b) Class S	16,899	98,381	—	361	19,222	21,487	—
Administrative fees—Note 3(a)	81,023	89,414	8,849	33,065	50,461	60,158	273
Interest expense—Note 5	882	—	546	1,220	4,456	1,010	—
Custodian fees	30,647	26,859	5,703	13,269	30,721	37,913	6,460
Fund accounting fees	19,887	21,594	2,135	8,004	12,195	14,724	69
Transfer agent fees and expenses—Note 3(d)	19,042	19,742	—	5,311	10,486	3,396	1,793
Printing fees	33,250	43,650	11,360	19,520	16,770	16,964	2,728
Professional fees	33,090	35,975	4,395	7,946	20,965	18,530	12,068
Trustees' fees	6,483	6,483	6,483	6,483	6,483	6,483	6,483
Miscellaneous	41,217	46,212	22,639	20,088	34,747	30,795	375
Total Expenses	2,036,861	2,590,524	219,545	829,638	1,372,879	1,696,412	37,043
Less, expense reimbursements—Note 3(a)	—	—	(13,456)	(40,246)	—	(64,165)	(28,655)
Net Expenses	2,036,861	2,590,524	206,089	789,392	1,372,879	1,632,247	8,388
NET INVESTMENT INCOME (LOSS)	561,214	(1,906,321)	457,095	1,985,591	(731,553)	(303,116)	(5,226)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain(loss) on investments	22,531,383	(3,314,429)	(1,068,402)	4,240,499	(23,744,837)	(10,891,244)	(164,053)
Net realized gain(loss) on foreign currency transactions	359,601	—	(33)	59,312	338,276	325,307	—
Net realized gain on options written	—	—	—	—	1,761,418	171,767	—
Net change in unrealized appreciation (depreciation):
Investments	(96,035,144)	(95,507,431)	(7,160,977)	(25,764,729)	(38,160,543)	(46,047,322)	(181,369)
Foreign currency translations	(51,789)	(175,290)	—	56,755	292,908	(610,883)	(410)
Options	—	—	—	—	259,848	218,864	—
Net realized and unrealized loss on investments, options and foreign currency	(73,195,949)	(98,997,150)	(8,229,412)	(21,408,163)	(59,252,930)	(56,833,511)	(345,832)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(72,634,735)	$(100,903,471)	$(7,772,317)	$(19,422,572)	$(59,984,483)	$(57,136,627)	$(351,058)
* Foreign withholding taxes	$48,694	$—	$1,279	$16,224	$3,890	$15,675	$—

** Commenced operations January 2, 2008.

See Notes to Financial Statements.

THE ALGER AMERICAN FUNDS

Statements of Changes in Net Assets (Unaudited)

For the six months ended June 30, 2008

	Alger American Growth Portfolio	Alger American SmallCap Growth Portfolio	Alger American Income and Growth Portfolio	Alger American Balanced Portfolio	Alger American MidCap Growth Portfolio	Alger American Capital Appreciation Portfolio	Alger American SmallCap and MidCap Growth Portfolio(*)
Net investment income (loss)	$561,214	$(1,906,321)	$457,095	$1,985,591	$(731,553)	$(303,116)	$(5,226)
Net realized gain(loss) on investments, options and foreign currency transactions	22,890,984	(3,314,429)	(1,068,435)	4,299,811	(21,645,143)	(10,394,170)	(164,053)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(96,086,933)	(95,682,721)	(7,160,977)	(25,707,974)	(37,607,787)	(46,439,341)	(181,779)
Net decrease in net assets resulting from operations	(72,634,735)	(100,903,471)	(7,772,317)	(19,422,572)	(59,984,483)	(57,136,627)	(351,058)
Dividends and distributions to shareholders from:
Net investment income
Class O	(928,592)	—	(1,003,587)	(4,659,958)	(398,813)	—	—
Class S	—	—	—	—	—	—	—
Net realized gains
Class O	—	(5,641,392)	—	(22,191,368)	(82,828,139)	—	—
Class S	—	(969,387)	—	(30,168)	(4,538,846)	—	—
Total dividends and distributions to shareholders	(928,592)	(6,610,779)	(1,003,587)	(26,881,494)	(87,765,798)	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class O	(42,102,873)	(46,156,349)	(4,973,046)	8,069,978	47,228,320	(22,132,452)	2,003,611
Class S	(75,773)	(5,815,332)	—	(28,653)	3,641,898	(1,162,857)	—
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(42,178,646)	(51,971,681)	(4,973,046)	8,041,325	50,870,218	(23,295,309)	2,003,611
Total increase (decrease)	(115,741,973)	(159,485,931)	(13,748,950)	(38,262,741)	(96,880,063)	(80,431,936)	1,652,553
Net Assets: Beginning of period	577,297,710	653,980,776	62,121,296	224,452,646	386,110,662	435,742,021	—
END OF PERIOD	$461,555,737	$494,494,845	$48,372,346	$186,189,905	$289,230,599	$355,310,085	$1,652,553
Undistributed net investment income (accumulated loss)	$560,560	$(1,906,321)	$466,419	$1,798,633	$(751,103)	$(383,015)	$(5,226)

* Commenced operations January 2, 2008.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

Statements of Changes in Net Assets

For the year ended December 31, 2007

	Alger American Growth Portfolio	Alger American SmallCap Growth Portfolio	Alger American Income and Growth Portfolio	Alger American Balanced Portfolio	Alger American MidCap Growth Portfolio	Alger American Capital Appreciation Portfolio
Net investment income (loss)	$961,737	$(4,557,867)	$1,013,414	$4,556,853	$(1,247,217)	$(593,365)
Net realized gain on investments, options and foreign currency transactions	87,853,053	93,469,744	9,285,393	26,486,858	89,744,517	98,189,355
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	17,754,610	12,646,746	(3,720,896)	(589,653)	10,751,919	8,292,745
Net increase in net assets resulting from operations	106,569,400	101,558,623	6,577,911	30,454,058	99,249,219	105,888,735
Dividends and distributions to shareholders from:
Net investment income
Class O	(1,897,644)	—	(531,299)	(5,229,295)	—	—
Class S	(16,662)	—	—	—	—	—
Net realized gains
Class O	—	—	—	(14,353,492)	(46,058,308)	—
Class S	—	—	—	(12,304)	(2,257,095)	—
Total dividends and distributions to shareholders	(1,914,306)	—	(531,299)	(19,595,091)	(48,315,403)	—
Increase (decrease) from shares of beneficial interest transactions:
Class O	(153,707,658)	(54,279,459)	(12,030,898)	(39,581,578)	1,662,737	17,021,385
Class S	(2,025,508)	837,755	—	(32,932,549)	732,469	(9,037,079)
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(155,733,166)	(53,441,704)	(12,030,898)	(72,514,127)	2,395,206	7,984,306
Total increase (decrease)	(51,078,072)	48,116,919	(5,984,286)	(61,655,160)	53,329,022	113,873,041
Net Assets:
Beginning of year	628,375,782	605,863,857	68,105,582	286,107,806	332,781,640	321,868,980
END OF YEAR	$577,297,710	$653,980,776	$62,121,296	$224,452,646	$386,110,662	$435,742,021
Undistributed net investment income	$927,938	$—	$1,012,911	$4,473,000	$379,263	$(79,899)

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

Financial Highlights for a share outstanding throughout the period

ALGER AMERICAN GROWTH PORTFOLIO	CLASS O
	Six Months Ended 6/30/08(ii)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$49.27		$41.22		$39.24		$35.12	$33.29	$24.63
Net investment income (loss)	0.05	(i)	0.08	(i)	0.11	(i)	0.03	0.07	(0.02)
Net realized and unrealized gain on investments	(6.37)		8.12		1.92		4.17	1.76	8.68
Total from investment operations	(6.32)		8.20		2.03		4.20	1.83	8.66
Dividends from net investment income	(0.09)		(0.15)		(0.05)		(0.08)	—	—
Net asset value, end of period	$42.86		$49.27		$41.22		$39.24	$35.12	$33.29
Total return	(12.85)%		19.94%		5.18%		12.00%	5.50%	35.16%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$448,282		$562,009		$613,742		$839,841	$1,028,652	$1,115,959
Ratio of expenses to average net assets	0.82%		0.83%		0.83%		0.81%	0.86%	0.85%
Ratios of net investment income (loss) to average net assets	0.23%		0.17%		0.27%		0.10%	0.21%	(0.05)%
Portfolio turnover rate	92.16%		133.61%		337.35%		257.14%	194.25%	167.53%
ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO	CLASS O
	Six Months Ended 6/30/08(ii)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$33.32		$28.42		$23.68		$20.26	$17.38	$12.21
Net investment income (loss)	(0.10	)(i)	(0.21	)(i)	(0.16	)(i)	(0.20)	(0.27)	(0.15)
Net realized and unrealized gain on investments	(5.12)		5.11		4.90		3.62	3.15	5.32
Total from investment operations	(5.22)		4.90		4.74		3.42	2.88	5.17
Distributions from net realized gains	(0.36)		—		—		—	—	—
Net asset value, end of period	$27.74		$33.32		$28.42		$23.68	$20.26	$17.38
Total return	(15.76)%		17.24%		20.02%		16.88%	16.57%	42.34%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$420,794		$558,654		$525,675		$509,855	$484,760	$496,076
Ratio of expenses to average net assets	0.92%		0.96%		0.93%		0.91%	0.97%	0.97%
Ratios of net investment income (loss) to average net assets	(0.66)%		(0.66)%		(0.63)%		(0.43)%	(0.72)%	(0.70)%
Portfolio turnover rate	41.22%		65.96%		91.40%		97.11%	135.33%	146.69%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER AMERICAN GROWTH PORTFOLIO	CLASS S
	Six Months Ended 6/30/08(ii)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$48.84		$40.87		$38.96		$34.92	$33.18	$24.61
Net investment income (loss)	—	(i)	(0.04	)(i)	0.01	(i)	(0.06)	0.06	(0.05)
Net realized and unrealized gain on investments	(6.32)		8.06		1.90		4.14	1.68	8.62
Total from investment operations	(6.32)		8.02		1.91		4.08	1.74	8.57
Dividends from net investment income	—		(0.05)		—		(0.04)	—	—
Net asset value, end of period	$42.52		$48.84		$40.87		$38.96	$34.92	$33.18
Total return	(12.94)%		19.63%		4.90%		11.71%	5.24%	34.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$13,274		$15,289		$14,634		$14,250	$9,323	$1,726
Ratio of expenses to average net assets	1.07%		1.08%		1.08%		1.05%	1.11%	1.10%
Ratios of net investment income (loss) to average net assets	(0.01)%		(0.08)%		0.03%		(0.15)%	0.27%	(0.16)%
Portfolio turnover rate	92.16%		133.61%		337.35%		257.14%	194.25%	167.53%
ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO	CLASS S
	Six Months Ended 6/30/08(ii)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$32.86		$28.10		$23.47		$20.13	$17.31	$12.19
Net investment income (loss)	(0.13	)(i)	(0.29	)(i)	(0.23	)(i)	(0.06)	(0.08)	(0.15)
Net realized and unrealized gain on investments	(5.05)		5.05		4.86		3.40	2.90	5.27
Total from investment operations	(5.18)		4.76		4.63		3.34	2.82	5.12
Distributions from net realized gains	(0.36)		—		—		—	—	—
Net asset value, end of period	$27.32		$32.86		$28.10		$23.47	$20.13	$17.31
Total return	(15.86)%		16.94%		19.73%		16.59%	16.29%	42.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$73,701		$95,327		$80,189		$42,168	$21,809	$4,556
Ratio of expenses to average net assets	1.17%		1.21%		1.18%		1.15%	1.22%	1.23%
Ratios of net investment income (loss) to average net assets	(0.92)%		(0.91)%		(0.88)%		(0.67)%	(0.98)%	(1.02)%
Portfolio turnover rate	41.22%		65.96%		91.40%		97.11%	135.33%	146.69%

THE ALGER AMERICAN FUND

Financial Highlights for a share outstanding throughout the period

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO	CLASS O
	Six Months Ended 6/30/08(iv)		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$12.12		$11.09		$10.28	$10.05	$9.37	$7.24
Net investment income	0.09	(i)	0.18	(i)	0.08 (i)	0.13	0.10	0.05
Net realized and unrealized gain on investments	(1.66)		0.94		0.86	0.21	0.63	2.11
Total from investment operations	(1.57)		1.12		0.94	0.34	0.73	2.16
Dividends from net investment income	(0.21)		(0.09)		(0.13)	(0.11)	(0.05)	(0.03)
Net asset value, end of period	$10.34		$12.12		$11.09	$10.28	$10.05	$9.37
Total return	(13.07)%		10.13%		9.31%	3.44%	7.85%	29.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$48,372		$62,121		$68,106	$76,770	$93,554	$101,255
Ratio of expenses to average net assets	0.77	%(ii)	0.72	%(ii)	0.91%	0.75%	0.78%	0.78%
Ratios of net investment income to average net assets	1.70%		1.52%		0.77%	1.08%	0.97%	0.60%
Portfolio turnover rate	36.03%		83.10%		151.43%	103.93%	96.49%	175.67%

ALGER AMERICAN BALANCED PORTFOLIO	CLASS O
	Six Months Ended 6/30/08(iv)		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$14.61		$14.11		$14.44	$13.55	$13.16	$11.29
Net investment income	0.13	(i)	0.26	(i)	0.24 (i)	0.20	0.19	0.19
Net realized and unrealized gain on investments	(1.32)		1.41		0.39	0.92	0.40	1.94
Total from investment operations	(1.19)		1.67		0.63	1.12	0.59	2.13
Dividends from net investment income	(0.33)		(0.31)		(0.22)	(0.23)	(0.20)	(0.26)
Distributions from net realized gains	(1.55)		(0.86)		(0.74)	—	—	—
Total distributions	(1.88)		(1.17)		(0.96)	(0.23)	(0.20)	(0.26)
Net asset value, end of period	$11.54		$14.61		$14.11	$14.44	$13.55	$13.16
Total return	(8.85)%		12.37%		4.72%	8.42%	4.57%	19.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$185,919		$224,090		$254,579	$292,412	$309,744	$308,990
Ratio of expenses to average net assets	0.78	%(iii)	0.80	%(iii)	0.86%	0.81%	0.87%	0.87%
Ratios of net investment income (loss) to average net assets	1.97%		1.79%		1.71%	1.29%	1.41%	1.60%
Portfolio turnover rate	41.56%		103.77%		288.73%	218.77%	177.66%	135.67%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Amount has been reduced by 0.05% due to expense reimbursement.

(iii)  Amount has been reduced by 0.04% due to expense reimbursement.

(iv)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER AMERICAN BALANCED PORTFOLIO	CLASS S
	Six Months Ended 6/30/08(vi)		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$15.46		$14.30		$14.61	$13.71	$13.34	$11.47
Net investment income	0.12	(i)	0.19	(i)	0.20 (i)	0.14	0.17	0.23
Net realized and unrealized gain on investments	(1.43)		1.83		0.40	0.96	0.39	1.90
Total from investment operations	(1.31)		2.02		0.60	1.10	0.56	2.13
Dividends from net investment income	—		—		(0.17)	(0.20)	(0.19)	(0.26)
Distributions from net realized gains	(1.55)		(0.86)		(0.74)	—	—	—
Total distributions	(1.55)		(0.86)		(0.91)	(0.20)	(0.19)	(0.26)
Net asset value, end of period	$12.60		$15.46		$14.30	$14.61	$13.71	$13.34
Total return	(9.00)%		14.49%		4.46%	8.15%	4.27%	18.73%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$271		$363		$31,528	$43,583	$44,435	$28,680
Ratio of expenses to average net assets	1.04	%(iii)	1.08	%(iii)	1.11%	1.06%	1.12%	1.11%
Ratios of net investment income (loss) to average net assets	1.72%		1.48%		1.43%	1.05%	1.20%	1.25%
Portfolio turnover rate	41.56%		103.77%		288.73%	218.77%	177.66%	135.67%

THE ALGER AMERICAN FUND

Financial Highlights for a share outstanding throughout the period

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO	CLASS O
	Six Months Ended 6/30/08(iii)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$23.62		$20.75		$21.90		$20.80	$18.40	$12.45
Net investment loss	(0.04	)(i)	(0.07	)(i)	(0.09	)(i)	(0.31)	(0.11)	(0.05)
Net realized and unrealized gain on investments	(3.44)		6.07		2.08		2.22	2.51	6.00
Total from investment operations	(3.48)		6.00		1.99		1.91	2.40	5.95
Dividends from net investment income	(0.03)		—		—		—	—	—
Distributions from net realized gains	(5.90)		(3.13)		(3.14)		(0.81)	—	—
Total distributions	(5.93)		(3.13)		(3.14)		(0.81)	—	—
Net asset value, end of period	$14.21		$23.62		$20.75		$21.90	$20.80	$18.40
Total return	(15.94)%		31.56%		10.14%		9.82%	13.04%	47.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$274,904		$367,970		$317,649		$369,157	$482,868	$414,590
Ratio of expenses to average net assets	0.88%		0.91%		0.91%		0.86%	0.92%	0.93%
Ratios of net investment loss to average net assets	(0.46)%		(0.33)%		(0.42)%		(0.45)%	(0.62)%	(0.70)%
Portfolio turnover rate	165.08%		242.84%		313.80%		226.14%	229.17%	196.43%
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO	CLASS O
	Six Months ended 6/30/08(iii)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$55.39		$41.48		$34.78		$30.39	$28.09	$20.85
Net investment loss	(0.04	)(i)	(0.07	)(i)	(0.07	)(i)	(0.21)	(0.07)	(0.07)
Net realized and unrealized gain on investments	(7.30)		13.98		6.77		4.60	2.37	7.31
Total from investment operations	(7.34)		13.91		6.70		4.39	2.30	7.24
Net asset value, end of period	$48.05		$55.39		$41.48		$34.78	$30.39	$28.09
Total return	(13.25)%		33.53%		19.26%		14.45%	8.19%	34.72%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$338,484		$414,959		$298,024		$298,410	$380,336	$382,289
Ratio of expenses to average net assets	0.88	%(ii)	0.93	%(ii)	0.98%		0.91%	0.97%	0.97%
Ratios of net investment loss to average net assets	(0.15)%		(0.15)%		(0.19)%		(0.08)%	(0.14)%	(0.36)%
Portfolio turnover rate	115.01%		254.03%		245.58%		130.14%	182.41%	161.71%

(i)  Amount was computed based on average shares outstanding during the period

(ii)  Amount has been reduced by 0.04% due to expense reimbursement.

(iii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO	CLASS S
	Six Months Ended 6/30/08(iii)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04		Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$23.21		$20.48		$21.70		$20.67	$18.33		$12.43
Net investment loss	(0.06	)(i)	(0.12	)(i)	(0.14	)(i)	(0.07)	(0.15	)(i)	(0.14)
Net realized and unrealized gain on investments	(3.39)		5.98		2.06		1.91	2.49		6.04
Total from investment operations	(3.45)		5.86		1.92		1.84	2.34		5.90
Dividends from net investment income	—		—		—		—	—		—
Distributions from net realized gains	(5.90)		(3.13)		(3.14)		(0.81)	—		—
Total distributions	(5.90)		(3.13)		(3.14)		(0.81)	—		—
Net asset value, end of period	$13.86		$23.21		$20.48		$21.70	$20.67		$18.33
Total return	(16.09)%		31.27%		9.89%		9.54%	12.77%		47.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$14,327		$18,141		$15,133		$10,810	$4,636		$43
Ratio of expenses to average net assets	1.13%		1.16%		1.17%		1.11%	1.17%		1.18%
Ratios of net investment loss to average net assets	(0.71)%		(0.57)%		(0.68)%		(0.70)%	(0.82)%		(0.94)%
Portfolio turnover rate	165.08%		242.84%		313.80%		226.14%	229.17%		196.43%
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO	CLASS S
	Six Months ended 6/30/08(iii)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04		Year ended 12/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$54.57		$40.97		$34.44		$30.17	$27.96		$20.83
Net investment loss	(0.10	)(i)	(0.16	)(i)	(0.17	)(i)	(0.08)	(0.04)		(0.16)
Net realized and unrealized gain on investments	(7.19)		13.76		6.70		4.35	2.25		7.29
Total from investment operations	(7.29)		13.60		6.53		4.27	2.21		7.13
Net asset value, end of period	$47.28		$54.57		$40.97		$34.44	$30.17		$27.96
Total return	(13.36)%		33.20%		18.96%		14.15%	7.90%		34.23%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$16,826		$20,783		$23,845		$17,887	$13,772		$7,328
Ratio of expenses to average net assets	1.13	%(ii)	1.18	%(ii)	1.23%		1.16%	1.22%		1.21%
Ratios of net investment loss to average net assets	(0.41)%		(0.34)%		(0.45)%		(0.33)%	(0.31)%		(0.63)%
Portfolio turnover rate	115.01%		254.03%		245.58%		130.14%	182.41%		161.71%

THE ALGER AMERICAN FUND

Financial Highlights for a share outstanding throughout the period

ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO	CLASS O
	From 1/2/08 (commencement of operations) to 6/30/08(iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$10.00
Net investment income	(0.03	)(i)
Net realized and unrealized gain on investments	(1.72)
Total from investment operations	(1.75)
Net asset value, end of period	$8.25
Total return	(17.50)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$1,653
Ratio of expenses to average net assets	1.00	%(ii)
Ratios of net investment income to average net assets	(0.62)%
Portfolio turnover rate	41.30%

(i)  Amount was computed based on average shares outstanding during the period

(ii)  Amount has been reduced by 3.42% due to expense reimbursement.

(iii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: American Growth Portfolio, American SmallCap Growth Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio, American Capital Appreciation Portfolio (formerly known as American Leveraged AllCap Growth Portfolio) and American SmallCap and MidCap Growth Portfolio (collectively the "Portfolios" and individually "Portfolio"). The American Growth Portfolio, American SmallCap Growth Portfolio, American MidCap Growth Portfolio, American Capital Appreciation Portfolio and American SmallCap and MidCap Growth Portfolio Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares except for the American Income and Growth Portfolio which discontinued offering Class S shares on December 13, 2006 and American SmallCap and MidCap Growth Portfolio. There were no Class S shares outstanding for the American Income and Growth Portfolio during the year ended December 31, 2007. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

The Alger American Small Capitalization Portfolio and the Alger American Leveraged AllCap Growth Portfolio changed their names to Alger American SmallCap Growth Portfolio and Alger American Capital Appreciation Portfolio, respectively, effective May 1, 2008. Effective July 1, 2008, Alger American Growth Portfolio will change its name to Alger American LargeCap Growth Portfolio.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available or for which the market quotations do not, in the opinion of the investment advisor, reflect the securities true values are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to closing prices to reflect what the investment advisor, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund's own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the "1940 Act"). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS
DESCRIPTION	6/30/2008	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger American Growth Portfolio
Trading securities	$457,612,381	$457,612,381	—	—
Derivatives	—	—	—	—
Total	$457,612,381	$457,612,381	—	—
Alger American SmallCap Growth Portfolio
Trading securities	$486,036,583	$486,036,583	—	—
Derivatives	—	—	—	—
Total	$486,036,583	$486,036,583	—	—
Alger American Income and Growth Portfolio
Trading securities	$47,938,421	$47,106,527	$831,894	—
Derivatives	—	—	—	—
Total	$47,938,421	$47,106,527	$831,894	—
Alger American Balanced Portfolio
Trading securities	$179,466,521	$116,267,056	$62,544,548	$654,917
Derivatives	—	—	—	—
Total	$179,466,521	$116,267,056	$62,544,548	$654,917
Alger American MidCap Growth Portfolio
Assets:
Trading securities	$282,940,363	$282,094,913	$845,450	—
Derivatives	1,195,560	1,195,560	—	—
Total	$284,135,923	$283,290,473	$845,450	—
Liabilites:
Derivatives	$575,100	$575,100	—	—
Alger American Capital Appreciation Portfolio
Assets:
Trading securities	$334,229,782	$331,752,682	$2,477,100	—
Derivatives	715,625	715,625	—	—
Total	$334,945,407	$332,468,307	$2,477,100	—
Liabilites:
Derivatives	$352,500	$352,500	—	—
Alger American SmallCap and MidCap Growth Portfolio
Trading securities	$1,593,041	$1,593,041	—	—
Derivatives	—	—	—	—
Total	$1,593,041	$1,593,041	—	—

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger American Balanced Portfolio	Trading Securities
Opening balance at December 31, 2007	$1,258,376
Net realized and unrealized gain (loss) on investments, foreign currency and options	(603,459)
Purchases, issuances, and settlements	—
Transfers in and/or out of Level 3	—
Closing balance at June 30, 2008	$654,917
The amount of net realized and unrealized gain (loss) on investments, foreign currency and options for the period attributable to change in unrealized appreciation (depreciation) relating to investments still held at June 30, 2008	$(603,459)

Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements and related disclosures.

(b) Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Foreign Currency Transactions: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(d) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Purchasing call and put options tends to decrease the Portfolio's exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(e) Lending of Portfolio Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets. The Portfolios earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. There were no securities on loan during the six months ended June 30, 2008.

(f) Dividends to Shareholders: Dividends payable to shareholders are recorded by each Portfolio on the ex-dividend date.

Dividends from net investment income are declared and paid annually. With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses, premium/discount of debt securities, realized gain loss from foreign currency transactions, and realized gains from redemptions in kind, if any. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(g) Federal Income Taxes: It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class S shares.

(i) Indemnification: The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(j) Other: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement and Administration Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

	Advisory Fee	Administration Fee through March 16, 2008	Administration Fee Effective March 17, 2008
American Growth Portfolio	.710%	.04%	.0275%
American SmallCap Growth Portfolio	.810	.04	.0275
American Income and Growth Portfolio	.585	.04	.0275
American Balanced Portfolio	.710	.04	.0275
American MidCap Growth Portfolio	.760	.04	.0275
American Capital Appreciation Portfolio	.810	.04	.0275
American SmallCap and MidCap Growth	.810	.04	.0275

As part of the settlement with the New York State Attorney General (see Note 8—Litigation) Alger Management has agreed to reduce its advisory fee to 0.67% for the American Balanced Portfolio, 0.535% for the American Income and Growth Portfolio and 0.775% for the American Capital Appreciation Portfolio for the period from December 1, 2006 through November 30, 2011.

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Distribution Fees: Class S shares—The Fund has adopted a Distribution Plan pursuant to which Class S shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), a fee at the annual rate of .25% of the respective average daily net assets of the Class S shares of the designated Portfolio to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees paid may be more or less than the expenses incurred by the Distributor.

(c) Brokerage Commissions: During the six months ended June 30, 2008, the American Growth Portfolio, American SmallCap Growth Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio, American Capital Appreciation Portfolio and American SmallCap and MidCap Growth Portfolio paid the Distributor $413,216, $190,805, $34,810, $68,826, $465,132, $333,613 and $750, respectively, in connection with securities transactions.

(d) Shareholder Administrative Fees: The Fund has entered into a shareholder administrative service agreement with Alger Management to compensate Alger Management on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent for the Fund ("BFDS") and other related services. During the six months ended June 30, 2008, the American Growth Portfolio, American SmallCap Growth Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio, American Capital Appreciation Portfolio and American SmallCap and MidCap Growth Portfolio incurred fees of $114, $122, $41, $34, $120, $117, and $4 respectively, for these services provided by Alger Management which are included in transfer agent fees and expenses.

(e) Other: Certain trustees and officers of the Fund are directors and officers of Alger Management and the Distributor. Each Portfolio pays each Trustee who is not affiliated with the Advisor or its affiliates $500 for each meeting attended, to a maximum of $2,000 per annum. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all portfolios managed by Alger Management. Additionally, each member of the audit committee receives an additional $50 from each Portfolio for each audit committee meeting attended, to a maximum of $200 per annum.

NOTE 4 — Securities Transactions:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2008, were as follows:

	PURCHASES	SALES
American Growth Portfolio	$449,100,242	$479,006,580
American SmallCap Growth Portfolio	607,766,869	220,216,891
American Income and Growth Portfolio	19,456,485	24,142,160
American Balanced Portfolio	83,042,483	102,702,558
American MidCap Growth Portfolio	505,012,486	526,529,024
American Capital Appreciation Portfolio	412,411,955	435,797,424
American SmallCap and MidCap Growth Portfolio	2,626,169	680,926

As of June 30, 2008, the Alger American MidCap Growth Portfolio and the Alger American Capital Appreciation Portfolio had securites valued at $1,195,560 and $3,510,000, respectively, segregated as collateral for options written.

Written call and put option activity for the six months ended June 30, 2008 was as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Options outstanding at December 31, 2007	—	$—
Options written	7,889	4,229,683
Options closed or expired	(7,727)	(3,808,969)
Options exercised	—	—
Options outstanding at June 30, 2008	162	$420,714
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO
Options outstanding at December 31, 2007	—	$—
Options written	2,721	1,097,892
Options closed or expired	(2,221)	(921,608)
Options exercised	—	—
Options outstanding at June 30, 2008	500	$176,284

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Lines of Credit:

The Fund participated in $50 million committed lines of credits with other mutual funds managed by Alger Management through March 14, 2008. All borrowings had variable interest rates and were payable on demand.

With the exception of the American Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes. The American Capital Appreciation Portfolio may borrow under these lines up to 1/3 of the value of its assets to purchase additional securities. To the extent the American Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. Effective March 17, 2008, the Portfolios borrow from its custodian on a uncommitted basis. For the six months ended June 30, 2008, the Portfolios had the following borrowings:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
American Growth Portfolio	$20,467	4.06%
American Income and Growth Portfolio	25,786	4.18
American Balanced Portfolio	68,462	3.50
American MidCap Portfolio	178,984	3.95
American Capital Appreciation Portfolio	55,057	3.63

NOTE 6 — Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are divided into seven series. Each series is divided into two separate classes except for the American Income and Growth Portfolio and American SmallCap and MidCap Growth Portfolio which only offer Class O shares.

During the six months ended June 30, 2008, transactions of shares of beneficial interest were as follows:

	SHARES	AMOUNT
AMERICAN GROWTH PORTFOLIO:
Class O:
Shares sold	464,575	$20,391,755
Dividends reinvested	20,169	928,592
Shares redeemed	(1,433,143)	(63,423,220)
Net decrease	(948,399)	$(42,102,873)
Class S:
Shares sold	23,390	$999,681
Shares redeemed	(24,227)	(1,075,454)
Net decrease	(837)	$(75,773)
AMERICAN SMALLCAP GROWTH PORTFOLIO:
Class O:
Shares sold	395,974	$11,439,945
Dividends reinvested	190,716	5,641,392
Shares redeemed	(2,183,344)	(63,237,686)
Net decrease	(1,596,654)	$(46,156,349)
Class S:
Shares sold	38,494	$1,071,761
Dividends reinvested	33,255	969,387
Shares redeemed	(274,760)	(7,856,480)
Net decrease	(203,011)	$(5,815,332)

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SHARES	AMOUNT
AMERICAN INCOME AND GROWTH PORTFOLIO:
Class O:
Shares sold	95,934	$1,066,302
Dividends reinvested	88,892	1,003,587
Shares redeemed	(631,229)	(7,042,935)
Net decrease	(446,403)	$(4,973,046)
AMERICAN BALANCED PORTFOLIO:
Class O:
Shares sold	409,107	$5,570,354
Dividends reinvested	2,204,542	26,851,326
Shares redeemed	(1,837,046)	(24,351,702)
Net increase	776,603	$8,069,978
Class S:
Shares sold	5,905	$86,175
Dividends reinvested	2,268	30,168
Shares redeemed	(10,131)	(144,996)
Net decrease	(1,958)	$(28,653)
AMERICAN MIDCAP GROWTH PORTFOLIO:
Class O:
Shares sold	1,287,315	$24,277,501
Dividends reinvested	5,578,214	83,226,952
Shares redeemed	(3,092,286)	(60,276,133)
Net increase	3,773,243	$47,228,320
Class S:
Shares sold	44,696	$894,077
Dividends reinvested	311,734	4,538,846
Shares redeemed	(104,519)	(1,791,025)
Net increase	251,911	$3,641,898
AMERICAN CAPITAL APPRECIATION PORTFOLIO:
Class O:
Shares sold	643,823	$31,716,329
Shares redeemed	(1,091,757)	(53,848,781)
Net decrease	(447,934)	$(22,132,452)
Class S:
Shares sold	56,209	$2,751,515
Shares redeemed	(81,207)	(3,914,372)
Net decrease	(24,998)	$(1,162,857)
AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO*:
Class O:
Shares sold	200,432	$2,003,660
Shares redeemed	(6)	(49)
Net increase	200,426	$2,003,611

* Initially offered January 2, 2008.

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the year ended December 31, 2007, transactions of shares of beneficial interest were as follows:

	SHARES	AMOUNT
AMERICAN GROWTH PORTFOLIO:
Class O:
Shares sold	1,089,616	$50,557,869
Dividends reinvested	42,711	1,897,644
Shares redeemed	(4,615,373)	(206,163,171)
Net decrease	(3,483,046)	$(153,707,658)
Class S:
Shares sold	17,950	$838,492
Dividends reinvested	378	16,662
Shares redeemed	(63,375)	(2,880,662)
Net decrease	(45,047)	$(2,025,508)
AMERICAN SMALLCAP GROWTH PORTFOLIO:
Class O:
Shares sold	1,950,674	$61,604,745
Shares redeemed	(3,681,710)	(115,884,204)
Net decrease	(1,731,036)	$(54,279,459)
Class S:
Shares sold	339,408	$10,117,735
Shares redeemed	(292,323)	(9,279,980)
Net increase	47,085	$837,755
AMERICAN INCOME AND GROWTH PORTFOLIO:
Class O:
Shares sold	259,414	$3,073,330
Dividends reinvested	44,460	531,299
Shares redeemed	(1,320,232)	(15,635,527)
Net decrease	(1,016,358)	$(12,030,898)
AMERICAN BALANCED PORTFOLIO:
Class O:
Shares sold	864,949	$12,525,830
Dividends reinvested	1,420,072	19,582,787
Shares redeemed	(4,987,896)	(71,690,195)
Net decrease	(2,702,875)	$(39,581,578)
Class S:
Shares sold	30,393	$448,331
Dividends reinvested	842	12,304
Shares redeemed	(2,212,864)	(33,393,184)
Net decrease	(2,181,629)	$(32,932,549)
AMERICAN MIDCAP GROWTH PORTFOLIO:
Class O:
Shares sold	3,970,663	$87,737,727
Dividends reinvested	2,292,599	46,058,308
Shares redeemed	(5,997,716)	(132,133,298)
Net increase	265,546	$1,662,737
Class S:
Shares sold	85,567	$1,849,849
Dividends reinvested	114,225	2,257,095
Shares redeemed	(157,087)	(3,374,475)
Net increase	42,705	$732,469

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SHARES	AMOUNT
AMERICAN CAPITAL APPRECIATION PORTFOLIO:
Class O:
Shares sold	2,105,073	$104,048,525
Shares redeemed	(1,798,562)	(87,027,140)
Net increase	306,511	$17,021,385
Class S:
Shares sold	351,063	$16,454,197
Shares redeemed	(552,284)	(25,491,276)
Net decrease	(201,221)	$(9,037,079)

NOTE 7 — Tax Character of Distributions to Shareholders:

The tax character of distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
AMERICAN GROWTH PORTFOLIO
Distributions paid from:
Ordinary Income	$928,592	$1,914,306
Long-Term capital gains	—	—
Total distributions paid	$928,592	$1,914,306
AMERICAN SMALLCAP GROWTH PORTFOLIO
Distributions paid from:
Ordinary Income	$—	—
Long-Term capital gains	6,610,779	—
Total distributions paid	$6,610,779	—
AMERICAN INCOME AND GROWTH PORTFOLIO
Distributions paid from:
Ordinary Income	$1,003,587	$531,299
Long-Term capital gains	—	—
Total distributions paid	$1,003,587	$531,299
AMERICAN BALANCED PORTFOLIO
Distributions paid from:
Ordinary Income	$4,659,958	$18,216,201
Long-Term capital gains	22,221,536	1,378,890
Total distributions paid	$26,881,494	$19,595,091
AMERICAN MIDCAP GROWTH PORTFOLIO
Distributions paid from:
Ordinary Income	$398,813	$36,830,968
Long-Term capital gains	87,366,985	11,484,435
Total distributions paid	$87,765,798	$48,315,403
AMERICAN CAPITAL APPRECIATION PORTFOLIO
Distributions paid from:
Ordinary Income	—	—
Long-Term capital gains	—	—
Total distributions paid	—	—

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO
Distributions paid from:
Ordinary Income	—	—
Long-Term capital gains	—	—
Total distributions paid	—	—

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

AMERICAN GROWTH PORTFOLIO:
Undistributed ordinary income	$927,938
Undistributed long-term gain	—
Unrealized appreciation (depreciation)	60,367,460
AMERICAN SMALLCAP GROWTH PORTFOLIO:
Undistributed ordinary income	—
Undistributed long-term gain	$6,610,261
Unrealized appreciation (depreciation)	127,245,799
AMERICAN INCOME AND GROWTH PORTFOLIO:
Undistributed ordinary income	$1,011,886
Undistributed long-term gain	—
Unrealized appreciation (depreciation)	2,818,359
AMERICAN BALANCED PORTFOLIO:
Undistributed ordinary income	$24,369,113
Undistributed long-term gain	2,510,243
Unrealized appreciation (depreciation)	11,761,538
AMERICAN MIDCAP GROWTH PORTFOLIO:
Undistributed ordinary income	$77,437,654
Undistributed long-term gain	10,325,520
Unrealized appreciation (depreciation)	31,647,453
AMERICAN CAPITAL APPRECIATION PORTFOLIO:
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation (depreciation)	$30,042,922

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales and straddles, the tax treatment of premium/discount on debt securities, realization of unrealized appreciation of Passive Foreign Investment Companies and return of capital from Real Estate Investment Trust investments.

At December 31, 2007, the Portfolios, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

EXPIRATION DATE

	2010	2011	TOTAL
American Growth Portfolio	$197,581,667	$31,134,918	$228,716,585
American Income and Growth Portfolio	$17,026,081	$5,270,882	$22,296,963
American Capital Appreciation Portfolio	$52,924	$—	$52,924

NOTE 8 — Litigation:

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading."

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007 the Securities and Exchange Commission issued an order implementing settlements reached with Alger Management and Alger Inc. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms paid $30 million to reimburse fund shareholders and a fine of $10 million; and agreed to certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Funds that the settlement has not adversely affected the operations of Alger Management, Alger Inc. or their affiliates, or adversely affected their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases — a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") — were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint (which was later amended a second time) alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended (the "1940 Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended, (the "1934 Act"), and Section 34(b) of the Investment Company Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under Section 36(b) of the Investment Company Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

Alger Management has informed the Fund that the class and derivative suits have been settled in principle, but such settlement is subject to court approval.

THE ALGER AMERICAN FUND

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of a Portfolio, you incur two types of costs: transaction costs, if applicable; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting January 1, 2008 and ending June 30, 2008.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or deduction of insurance charges against assets or annuities. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period January 1, 2008 to June 30, 2008 (b)	Ratio of Expenses to Average Net Assets For the Six Months Ended June 30, 2008 (c)
ALGER AMERICAN GROWTH PORTFOLIO
Class O	Actual	$1,000.00	$871.50	$3.82	0.82%
	Hypothetical(a)	1,000.00	1,020.79	4.12	0.82
Class S	Actual	1,000.00	870.60	4.98	1.07
	Hypothetical(a)	1,000.00	1,019.54	5.37	1.07
ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO
Class O	Actual	$1,000.00	$842.40	$4.21	0.92%
	Hypothetical(a)	1,000.00	1,020.29	4.62	0.92
Class S	Actual	1,000.00	841.40	5.36	1.17
	Hypothetical(a)	1,000.00	1,019.05	5.87	1.17
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
Class O	Actual	$1,000.00	$869.30	$3.58	0.77%
	Hypothetical(a)	1,000.00	1,021.03	3.87	0.77

THE ALGER AMERICAN FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period January 1, 2008 to June 30, 2008 (b)	Ratio of Expenses to Average Net Assets For the Six Months Ended June 30, 2008 (c)
ALGER AMERICAN BALANCED PORTFOLIO
Class O	Actual	$1,000.00	$911.50	$3.71	0.78%
	Hypothetical(a)	1,000.00	1,020.98	3.92	0.78
Class S	Actual	1,000.00	910.00	4.94	1.04
	Hypothetical(a)	1,000.00	1,019.69	5.22	1.04
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Class O	Actual	$1,000.00	$840.60	$4.03	0.88%
	Hypothetical(a)	1,000.00	1,020.49	4.42	0.88
Class S	Actual	1,000.00	839.10	5.17	1.13
	Hypothetical(a)	1,000.00	1,019.24	5.67	1.13
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO
Class O	Actual	$1,000.00	$867.50	$4.09	0.88%
	Hypothetical(a)	1,000.00	1,020.49	4.42	0.88
Class S	Actual	1,000.00	866.40	5.24	1.13
	Hypothetical(a)	1,000.00	1,019.24	5.67	1.13
ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO*
Class O	Actual	$1,000.00	$813.10	$4.46	1.00%
	Hypothetical(a)	1,000.00	1,019.67	4.97	1.00

(a)  5% annual return before expenses.

(b)  Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c)  Annualized.

*  From January 2, 2008 — Commencement of operations.

THE ALGER AMERICAN FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

Fund Holdings

The Portfolios' most recent month end portfolio holdings are available approximately sixty days after month end on the Fund's website at www.alger.com. The Portfolios also file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3863.

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  INVESTMENTS.

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By:	/s/Dan C. Chung

Dan C. Chung

President

Date:  August 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date:  August 7, 2008

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date:  August 7, 2008